Pioneer Bond Fund
Schedule of Investments  |  March 31, 2022

A: PIOBX	C: PCYBX	K: PBFKX	R: PBFRX	Y: PICYX

Schedule of Investments  |  3/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 124.9%
	Senior Secured Floating Rate Loan Interests — 0.5% of Net Assets*(a)
	Chemicals-Diversified — 0.0%†
1,415,000	LSF11 A5 HoldCo LLC, Term Loan, 4.114% (SOFR + 375 bps), 10/15/28	$ 1,396,134
	Total Chemicals-Diversified	$1,396,134
	Distribution & Wholesale — 0.1%
2,215,000(b)	Owens & Minor, Inc., Term B-1 Facility, 3/29/29	$ 2,212,231
	Total Distribution & Wholesale	$2,212,231
	Electric-Generation — 0.0%†
729,422	Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 4.756% (LIBOR + 375 bps), 10/2/25	$ 523,725
	Total Electric-Generation	$523,725
	Electronic Composition — 0.0%†
1,016,954	Energy Acquisition LP, First Lien Initial Term Loan, 4.699% (LIBOR + 425 bps), 6/26/25	$ 996,191
	Total Electronic Composition	$996,191
	Finance-Leasing Company — 0.0%†
619,232	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	$ 606,240
	Total Finance-Leasing Company	$606,240
	Gambling (Non-Hotel) — 0.1%
4,810,388	Scientific Games International, Inc., Initial Term B-5 Loan, 3.207% (LIBOR + 275 bps), 8/14/24	$ 4,793,018
	Total Gambling (Non-Hotel)	$4,793,018
	Human Resources — 0.0%†
934,019	Team Health Holdings, Inc., Extended Term Loan, 6.25% (Term SOFR + 525 bps), 3/2/27	$ 892,279
	Total Human Resources	$892,279
	Insurance Brokers — 0.0%†
811,750	USI, Inc. (fka Compass Investors Inc.), 2017 New Term Loan, 4.006% (LIBOR + 300 bps), 5/16/24	$ 807,874
	Total Insurance Brokers	$807,874
	Metal Processors & Fabrication — 0.1%
3,507,375	Grinding Media, Inc. (Molycop, Ltd.), First Lien Term Loan, 4.796% (LIBOR + 400 bps), 10/12/28	$ 3,483,262
	Total Metal Processors & Fabrication	$3,483,262
1Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Paper & Related Products — 0.1%
4,332,263	Schweitzer-Mauduit International, Inc., Term B Loan, 4.50% (LIBOR + 375 bps), 4/20/28	$ 4,256,448
	Total Paper & Related Products	$4,256,448
	Recreational Centers — 0.0%†
190,787	Fitness International LLC, Term B Loan, 4.256% (LIBOR + 325 bps), 4/18/25	$ 177,384
	Total Recreational Centers	$177,384
	Rental Auto & Equipment — 0.0%†
1,117,200	PECF USS Intermediate Holding III Corp., Initial Term Loan, 4.758% (LIBOR + 425 bps), 12/15/28	$ 1,108,422
	Total Rental Auto & Equipment	$1,108,422
	Retail — 0.0%†
520,288	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.817% (LIBOR + 450 bps), 9/12/24	$ 507,714
	Total Retail	$507,714
	Retail-Restaurants — 0.0%†
1,383,603	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 2.207% (LIBOR + 175 bps), 11/19/26	$ 1,356,623
	Total Retail-Restaurants	$1,356,623
	Schools — 0.0%†
1,066,530	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 4.756% (LIBOR + 375 bps), 2/21/25	$ 1,053,864
	Total Schools	$1,053,864
	Telephone-Integrated — 0.0%†
809,587	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 2.207% (LIBOR + 175 bps), 3/1/27	$ 795,780
	Total Telephone-Integrated	$795,780
	Transport-Equipment & Leasing — 0.1%
2,640,000	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 4.667% (LIBOR + 375 bps), 9/11/23	$ 2,588,301
	Total Transport-Equipment & Leasing	$2,588,301
	Total Senior Secured Floating Rate Loan Interests (Cost $27,955,538)	$27,555,490

	Asset Backed Securities — 8.3% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	$ 551,078
Pioneer Bond Fund |  | 3/31/222

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
382,564(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 0.627% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$ 377,009
1,318,473	A10 Bridge Asset Financing LLC, Series 2019-B, Class A1, 3.085%, 8/15/40 (144A)	1,318,617
2,000,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 2.204% (3 Month USD LIBOR + 195 bps), 1/20/32 (144A)	1,993,226
3,393,232	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	3,215,722
4,000,000	American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	4,044,075
2,800,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	2,809,569
700,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	705,597
1,300,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	1,294,430
1,675,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	1,682,460
5,784,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	5,802,003
3,833,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class B, 2.80%, 3/20/25 (144A)	3,829,056
2,676,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	2,633,261
5,900,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	5,782,478
2,300,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	2,209,980
7,600,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 2.247% (1 Month USD LIBOR + 185 bps), 8/15/34 (144A)	7,497,727
10,000,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 3.297% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	9,868,610
12,795,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 2.35% (SOFR30A + 230 bps), 1/15/37 (144A)	12,737,501
3,000,000(a)	ASSURANT CLO, Ltd., Series 2018-3A, Class E, 6.404% (3 Month USD LIBOR + 615 bps), 10/20/31 (144A)	2,841,021
2,000,000	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.14%, 7/15/26 (144A)	2,003,397
3Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,000,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.261% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	$ 1,967,184
10,046,875	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	9,188,929
5,425,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 2.35% (SOFR30A + 230 bps), 2/15/37 (144A)	5,400,514
320,544	BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (144A)	320,552
2,750,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 3.433% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,735,788
6,942,346(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	6,948,531
4,800,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	4,567,745
406,143(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 1.107% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	403,106
5,463,233	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	5,480,786
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,254,706
584,286	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	578,557
9,114,000	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	8,755,446
1,650,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	1,653,915
4,200,000(a)	Dryden 78 CLO, Ltd., Series 2020-78A, Class E, 6.841% (3 Month USD LIBOR + 660 bps), 4/17/33 (144A)	4,103,774
1,800,000	Elm Trust, Series 2020-3A, Class A2, 2.954%, 8/20/29 (144A)	1,723,213
4,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	4,001,098
214,203	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	214,524
263,635	FCI Funding LLC, Series 2019-1A, Class B, 0.000%, 2/18/31 (144A)	263,783
13,700,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	13,482,034
6,201,294	Finance of America Structured Securities Trust, Series 2019-JR2, 2.00%, 5/25/50	6,363,918
Pioneer Bond Fund |  | 3/31/224

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,433,358	Finance of America Structured Securities Trust, Series 2021-S2, Class A1, 1.25%, 9/25/51	$ 7,047,688
5,883,274	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/51	5,578,933
8,127,446	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52	7,761,711
8,457,407	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52	8,208,971
4,500,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 4.604% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	4,470,750
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 7.954% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	967,463
1,000,000(a)	Fort Washington CLO, Series 2019-1A, Class ER, 7.004% (3 Month USD LIBOR + 675 bps), 10/20/32 (144A)	976,598
3,750,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	3,781,535
4,390,820	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	4,149,932
4,200,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	3,610,094
3,000,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 3.341% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	2,970,303
4,183,275	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	4,209,362
3,750,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 2.231% (1 Month USD LIBOR + 180 bps), 9/17/36 (144A)	3,700,777
646,800	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	636,268
6,467,500	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	5,991,143
3,247,295	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	3,035,951
4,700,659	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	4,290,665
3,052,886	Horizon Funding LLC, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	3,058,133
666,243	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	254,500
5Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
183,300	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	$ 70,479
3,649,477(a)	Invitation Homes Trust, Series 2018-SFR1, Class C, 1.691% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	3,639,026
3,337,834	J.G. Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	3,416,259
5,418,248	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	5,548,604
190,398	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	191,768
1,950,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class F, 3.694%, 2/26/29 (144A)	1,836,516
802,456(a)	M360 LLC, Series 2019-CRE2, Class A, 1.564% (SOFR30A + 151 bps), 9/15/34 (144A)	789,284
4,850,000(a)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 6.941% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	4,805,201
5,950,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	5,940,493
7,550,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	7,326,771
10,500,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 2.981% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	10,247,548
3,196,902(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	3,013,191
2,186,655	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	2,123,166
523,204	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	521,940
956,956	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	905,166
572,813	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	563,330
5,550,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	5,166,657
2,850,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 3.268% (3 Month USD LIBOR + 300 bps), 12/21/29 (144A)	2,836,876
1,359,944(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 2.457% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	1,359,943
1,221,419	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	1,222,773
Pioneer Bond Fund |  | 3/31/226

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,000,000	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	$ 2,984,544
3,000,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	2,976,801
2,300,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	2,172,893
4,700,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	4,556,630
2,792,913	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	2,683,289
2,143,082	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	2,165,118
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 2.38% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	3,923,700
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class D, 5.33% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)	3,958,992
3,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 2.834% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	2,982,717
5,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	5,464,878
5,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	4,921,875
2,350,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	2,313,281
8,370,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	8,170,154
8,500,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class CR2, 2.53% (3 Month USD LIBOR + 205 bps), 2/20/30 (144A)	8,316,179
4,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 3.98% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)	3,956,512
3,200,000(a)	Rad CLO 7, Ltd., Series 2020-7A, Class E, 6.741% (3 Month USD LIBOR + 650 bps), 4/17/33 (144A)	3,102,947
9,010,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	8,556,856
2,300,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	2,166,246
4,521,931	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	4,441,585
7Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,076,650	Santander Bank NA - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	$ 1,058,369
1,925,000	Santander Bank NA - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	1,849,519
4,600,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	4,539,597
5,000,000(a)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 3.104% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)	4,981,825
1,750,000(a)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class ER, 0.000% (3 Month Term SOFR + 725 bps), 4/25/33 (144A)	1,726,538
2,750,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 3.908% (3 Month USD LIBOR + 365 bps), 1/25/32 (144A)	2,737,053
6,986,078	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	6,732,470
11,275,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 2.00% (SOFR30A + 195 bps), 11/15/38 (144A)	11,224,393
688,831	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.30%, 11/15/24 (144A)	688,714
3,700,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	3,612,051
9,378,166	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	9,073,006
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	5,056,662
54,743	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	55,146
58,283	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	58,843
109,295	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	113,296
87,500	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	91,432
73,138	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	75,664
64,395	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	67,577
25,203	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	26,053
61,492	United States Small Business Administration, Series 2009-20I, Class 1, 4.20%, 9/1/29	62,239
Pioneer Bond Fund |  | 3/31/228

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,000,000	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	$ 4,000,128
662,941	Welk Resorts LLC, Series 2017-AA, Class B, 3.41%, 6/15/33 (144A)	650,370
1,141,987	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	1,130,205
548,079	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	544,631
3,133,120	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	3,203,380
13,938,113	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	13,533,618
3,220,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class D, 2.76%, 1/15/26 (144A)	3,206,827
1,800,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 7.359% (3 Month USD LIBOR + 710 bps), 10/24/34 (144A)	1,719,967
1,500,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 2.141% (3 Month USD LIBOR + 190 bps), 1/15/32 (144A)	1,497,583
	Total Asset Backed Securities (Cost $463,838,146)	$452,963,041

	Collateralized Mortgage Obligations—15.2% of Net Assets
2,320,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.50%, 11/25/48 (144A)	$ 2,274,733
6,700,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065%, 3/25/49 (144A)	6,606,018
3,667,248(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 2.307% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	3,655,128
7,640,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 3.207% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	7,560,293
2,484,216(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 2.207% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	2,484,760
4,060,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 3.157% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	4,018,864
6,170,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 4.157% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	6,263,000
9Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,350,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 5.307% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	$ 5,438,629
5,384,753(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 4.057% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	5,390,746
10,690,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 3.249% (SOFR30A + 315 bps), 9/25/31 (144A)	10,162,069
4,410,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 3.799% (SOFR30A + 370 bps), 1/26/32 (144A)	4,235,982
13,684,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	12,888,446
3,938,389(c)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	3,562,947
3,250,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	3,198,558
2,085,801(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00%, 10/25/68 (144A)	2,088,995
3,418,818(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00%, 10/25/68 (144A)	3,378,488
3,900,000(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	3,693,474
4,113,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	3,775,485
2,076,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	1,943,553
3,800,000(c)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	3,628,778
7,600,000(c)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	7,273,041
7,514,000(c)	CIM Trust, Series 2019-R5, Class M3, 3.50%, 9/25/59 (144A)	7,313,224
5,170,000(c)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	4,518,615
5,826,261(c)	CIM Trust, Series 2021-J1, Class B1, 2.661%, 3/25/51 (144A)	5,230,468
6,671,613(c)	CIM Trust, Series 2021-J2, Class B1, 2.674%, 4/25/51 (144A)	6,182,978
3,396,334(c)	CIM Trust, Series 2021-J2, Class B2, 2.674%, 4/25/51 (144A)	3,107,584
3,248,775(c)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.706%, 5/25/51 (144A)	2,932,537
Pioneer Bond Fund |  | 3/31/2210

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
524,789(a)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 2.607% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	$ 524,789
12,580,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 3.099% (SOFR30A + 300 bps), 1/25/42 (144A)	12,280,359
2,490,163(c)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	2,217,365
2,350,000(c)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	2,115,339
1,450,000(c)	Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/65 (144A)	1,450,501
1,882,384(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 2.157% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	1,878,802
6,677,369(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 2.257% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	6,635,673
6,229,867(a)	Eagle Re, Ltd., Series 2020-2, Class M2, 6.057% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	6,245,835
3,130,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 3.549% (SOFR30A + 345 bps), 4/25/34 (144A)	2,974,729
1,450,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 6.299% (SOFR30A + 620 bps), 11/25/41 (144A)	1,341,177
240,147(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 3.327%, 7/25/43	247,540
80,023	Fannie Mae REMICS, Series 2009-36, Class HX, 4.50%, 6/25/29	81,599
3,169,275(d)	Fannie Mae REMICS, Series 2020-83, Class EI, 4.00%, 11/25/50	599,999
6,381,060(a)(d)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.153% (1 Month USD LIBOR + 655 bps), 8/15/42	1,184,872
4,581,449(c)	Flagstar Mortgage Trust, Series 2021-3INV, Class A16, 2.50%, 6/25/51 (144A)	4,180,411
198,558,859(c)(d)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.214%, 6/1/51 (144A)	1,859,782
3,803,970(d)	Freddie Mac REMICS, Series 4999, Class QI, 4.00%, 5/25/50	698,411
7,260,482(d)	Freddie Mac REMICS, Series 5018, Class EI, 4.00%, 10/25/50	1,340,204
3,950,816(d)	Freddie Mac REMICS, Series 5067, Class GI, 4.00%, 12/25/50	762,257
11Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,940,000(a)	Freddie Mac Stacr Remic Trust, Series 2019-HRP1, Class M3, 2.707% (1 Month USD LIBOR + 225 bps), 2/25/49 (144A)	$ 6,774,877
8,479,927(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.557% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	8,777,868
8,960,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.457% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	9,409,313
427,720(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 4.207% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	428,227
4,835,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.899% (SOFR30A + 480 bps), 10/25/50 (144A)	4,907,584
4,076,512(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class M2, 2.899% (SOFR30A + 280 bps), 10/25/50 (144A)	4,084,275
3,400,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.749% (SOFR30A + 565 bps), 12/25/50 (144A)	3,127,842
4,290,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.707% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	4,386,604
1,070,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 2.749% (SOFR30A + 265 bps), 1/25/51 (144A)	947,499
7,470,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.849% (SOFR30A + 475 bps), 1/25/51 (144A)	6,497,648
1,230,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA5, Class B1, 3.149% (SOFR30A + 305 bps), 1/25/34 (144A)	1,146,729
4,150,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.099% (SOFR30A + 500 bps), 8/25/33 (144A)	3,687,767
11,170,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA4, Class B1, 3.849% (SOFR30A + 375 bps), 12/25/41 (144A)	10,039,541
3,060,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA1, Class B1, 3.499% (SOFR30A + 340 bps), 1/25/42 (144A)	2,776,788
Pioneer Bond Fund |  | 3/31/2212

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,600,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-HQA1, Class M1B, 3.55% (SOFR30A + 350 bps), 3/25/42 (144A)	$ 5,731,540
5,000,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.499% (SOFR30A + 740 bps), 11/25/50 (144A)	5,262,868
2,540,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B2, 6.099% (SOFR30A + 600 bps), 8/25/33 (144A)	2,381,075
4,320,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, 3.749% (SOFR30A + 365 bps), 11/25/41 (144A)	4,089,845
18,000,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M2, 3.849% (SOFR30A + 375 bps), 2/25/42 (144A)	17,600,848
2,145,164(c)	FWD Securitization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	2,138,624
2,150,000(c)	FWD Securitization Trust, Series 2019-INV1, Class M1, 3.48%, 6/25/49 (144A)	2,132,953
1,800,000(c)	FWD Securitization Trust, Series 2020-INV1, Class M1, 2.85%, 1/25/50 (144A)	1,746,868
254,492	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	258,681
427,955	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	427,601
18,579,657(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	2,919,942
15,582,154(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 2.901% (1 Month USD LIBOR + 335 bps), 1/20/50	858,697
85,007	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	85,615
6,071,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	5,486,223
259,270(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	255,390
2,324,030(c)	GS Mortgage-Backed Securities Trust, Series 2021-GR3, Class B2, 3.395%, 4/25/52 (144A)	2,098,816
3,309,670(c)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.94%, 2/26/52 (144A)	2,870,447
8,277,756(c)	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class A4, 2.50%, 7/25/52 (144A)	7,566,241
13Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
11,069,220(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	$ 10,109,131
671,773(a)	Home Re Ltd., Series 2018-1, Class M1, 2.057% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	670,640
1,942,129(a)	Home Re Ltd., Series 2019-1, Class M1, 2.107% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	1,941,131
4,640,000(a)	Home Re Ltd., Series 2020-1, Class M1C, 4.607% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	4,658,655
4,580,000(a)	Home Re Ltd., Series 2020-1, Class M2, 5.707% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	4,624,898
6,975,000(a)	Home Re Ltd., Series 2021-1, Class M2, 3.307% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	6,412,288
4,350,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	4,278,165
2,380,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	2,311,185
71,098,701(c)(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.231%, 7/25/51 (144A)	635,466
5,152,371(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.231%, 7/25/51 (144A)	4,691,878
14,102,707(c)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 10/25/51 (144A)	13,084,505
1,800,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	1,570,399
2,250,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	1,982,907
15,150,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	15,168,937
131,605,791(c)(d)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.13%, 12/25/51 (144A)	693,707
10,868,253(c)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.817%, 12/25/51 (144A)	9,610,455
4,198,582(c)	JP Morgan Mortgage Trust, Series 2021-11, Class B1, 3.033%, 1/25/52 (144A)	3,768,961
4,602,610(c)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.175%, 2/25/52 (144A)	4,193,040
4,391,848(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.15%, 4/25/52 (144A)	4,007,408
10,826,043(c)	JP Morgan Mortgage Trust, Series 2021-14, Class B1, 3.167%, 5/25/52 (144A)	9,899,130
3,880,040(c)	JP Morgan Mortgage Trust, Series 2021-15, Class B1, 3.125%, 6/25/52 (144A)	3,532,383
Pioneer Bond Fund |  | 3/31/2214

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,493,438(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.806%, 11/25/51 (144A)	$ 4,717,857
114,489,184(c)(d)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.127%, 12/25/51 (144A)	569,332
771,581(c)	JP Morgan Mortgage Trust, Series 2021-8, Class B1, 2.852%, 12/25/51 (144A)	684,600
10,085,593(c)	JP Morgan Mortgage Trust, Series 2021-8, Class B2, 2.852%, 12/25/51 (144A)	8,680,336
6,705,621(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.99%, 10/25/51 (144A)	5,958,678
5,149,586(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B2, 3.232%, 1/25/52 (144A)	4,551,082
5,457,554(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.232%, 1/25/52 (144A)	4,651,299
1,047,647(c)	JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.50%, 4/25/52 (144A)	959,398
7,771,926(c)	JP Morgan Mortgage Trust, Series 2022-1, Class B1, 3.105%, 7/25/52 (144A)	7,057,250
4,391,993(c)	JP Morgan Mortgage Trust, Series 2022-2, Class B1, 3.138%, 8/25/52 (144A)	4,007,764
7,875,000(c)	JP Morgan Mortgage Trust, Series 2022-3, Class B2, 3.122%, 8/25/52 (144A)	6,868,339
9,642,706(c)	JP Morgan Mortgage Trust, Series 2022-INV1, Class A15, 3.00%, 3/25/52 (144A)	9,075,820
6,659,070(c)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B2, 3.302%, 3/25/52 (144A)	6,028,788
7,754,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.529%, 7/25/52 (144A)	6,907,168
3,700,397(c)	JP Mortgage Trust, Series 2021-INV1, Class B2, 2.99%, 10/25/51 (144A)	3,219,329
1,364,750	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,422,751
500,060(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate -300 bps), 9/8/39 (144A)	508,811
2,055,884(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate + -224 bps), 11/24/42 (144A)	2,125,270
8,781,685	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	8,869,502
15Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,950,337(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 2.955% (1 Month USD LIBOR + 250 bps), 4/1/24 (144A)	$ 5,993,883
12,131,957(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	11,086,000
4,307,008(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B1, 2.652%, 4/25/51 (144A)	3,773,995
4,118,601(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B2, 2.652%, 4/25/51 (144A)	3,571,103
5,190,561(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.682%, 6/25/51 (144A)	4,566,190
5,354,364(c)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.329%, 3/25/52 (144A)	4,781,792
210,048(c)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	206,546
7,800,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	7,229,765
8,957,745(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B1, 2.951%, 3/25/51 (144A)	8,004,428
10,950,000(c)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	10,753,432
4,550,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	4,318,061
2,817,204(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 4.057% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	2,819,130
3,550,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.707% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	3,573,740
4,772,246(c)	Oceanview Mortgage Trust, Series 2021-1, Class B1, 3.246%, 6/25/51 (144A)	4,378,863
8,749,938(c)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 3.246%, 6/25/51 (144A)	7,946,143
3,150,501(c)	Oceanview Mortgage Trust, Series 2021-5, Class B2, 2.981%, 10/25/51 (144A)	2,800,835
7,419,801(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.479%, 4/25/51 (144A)	6,427,282
3,040,213(c)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.479%, 4/25/51 (144A)	2,606,172
7,067,454(c)	Provident Funding Mortgage Trust, Series 2021-1, Class A5, 2.50%, 4/25/51 (144A)	6,451,278
3,497,787(c)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.385%, 4/25/51 (144A)	3,096,441
Pioneer Bond Fund |  | 3/31/2216

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,842,451(c)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.365%, 4/25/51 (144A)	$ 3,261,953
3,221,562(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.639%, 10/25/51 (144A)	2,855,173
3,046,091(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.639%, 10/25/51 (144A)	2,673,900
213,139(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.857% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	213,190
7,125,977(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.407% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	7,135,454
3,437,000(a)	Radnor Re, Ltd., Series 2019-1, Class M2, 3.657% (1 Month USD LIBOR + 320 bps), 2/25/29 (144A)	3,328,334
12,000,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 2.207% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	11,430,888
3,039,177(c)	Rate Mortgage Trust, Series 2021-HB1, Class B1, 2.708%, 12/25/51 (144A)	2,666,624
4,551,325(c)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.708%, 12/25/51 (144A)	3,950,379
4,489,857(c)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.715%, 10/25/51 (144A)	3,939,760
4,481,988(c)	Rate Mortgage Trust, Series 2021-J4, Class B3, 2.634%, 11/25/51 (144A)	3,808,179
5,265,274(c)	RCKT Mortgage Trust, Series 2021-1, Class B2A, 2.723%, 3/25/51 (144A)	4,684,521
6,007,275(c)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.565%, 6/25/51 (144A)	5,243,609
4,276,865(c)	RCKT Mortgage Trust, Series 2021-2, Class B2A, 2.565%, 6/25/51 (144A)	3,694,636
4,045,748(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	3,698,926
16,117,468(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.017%, 9/25/51 (144A)	14,503,462
3,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	2,794,800
6,144,766(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	5,667,309
19,493,698(c)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.50%, 10/25/51 (144A)	18,908,887
710,042(c)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.704%, 12/25/42	708,090
261,657(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	263,058
17Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,923,741(c)	Sequoia Mortgage Trust, Series 2021-1, Class B2, 2.665%, 3/25/51 (144A)	$ 2,503,761
1,591,196(c)	Sequoia Mortgage Trust, Series 2021-4, Class A1, 2.50%, 6/25/51 (144A)	1,467,466
11,220,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 4.657% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	10,883,600
3,135,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 2.857% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	3,127,165
5,810,000(c)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.306%, 11/25/60 (144A)	5,501,313
6,130,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 3.752%, 10/25/56 (144A)	5,983,619
10,000,000(c)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	9,626,743
10,300,000(c)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	9,450,657
2,000,000(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 2.707% (1 Month USD LIBOR + 225 bps), 5/25/58 (144A)	2,038,602
7,500,000(c)	Towd Point Mortgage Trust, Series 2021-1, Class M1, 3.25%, 11/25/61 (144A)	7,013,119
12,330,903(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	11,997,118
4,348,359(a)	Traingle Re, Ltd., Series 2020-1, Class M1C, 4.957% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	4,347,283
3,080,000(a)	Traingle Re, Ltd., Series 2020-1, Class M2, 6.057% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	3,095,108
14,070,000(a)	Traingle Re, Ltd., Series 2021-1, Class M1C, 3.857% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	14,080,676
4,370,846(c)	UWM Mortgage Trust, Series 2021-INV4, Class B1, 3.234%, 12/25/51 (144A)	3,931,740
8,791,362(c)	UWM Mortgage Trust, Series 2021-INV4, Class B2, 3.234%, 12/25/51 (144A)	7,878,948
5,559,413(c)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.247%, 1/25/52 (144A)	4,996,617
970,000(c)	Verus Securitization Trust, Series 2020-INV1, Class M1, 5.50%, 3/25/60 (144A)	977,588
	Total Collateralized Mortgage Obligations (Cost $879,263,139)	$825,757,850

Pioneer Bond Fund |  | 3/31/2218

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—8.1% of Net Assets
4,750,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 2.90% (SOFR30A + 285 bps), 12/17/24 (144A)	$ 4,655,926
11,600,000(a)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, 1.447% (1 Month USD LIBOR + 105 bps), 9/15/32 (144A)	11,476,879
7,460,000	BANK, Series 2017-BNK5, Class AS, 3.624% , 6/15/60	7,420,602
10,350,000	BANK, Series 2017-BNK7, Class AS, 3.748% , 9/15/60	10,406,444
2,670,456(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000% , 7/25/37 (144A)	—
6,200,000(a)	Beast Mortgage Trust, Series 2021-1818, Class A, 1.447% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	6,102,810
4,200,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944% , 7/15/51	4,308,197
8,000,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963% , 1/15/52	8,167,462
2,850,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.289% , 9/15/48 (144A)	2,661,964
3,300,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.833% , 4/15/55	3,355,875
1,500,000(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 1.747% (1 Month USD LIBOR + 135 bps), 8/15/38 (144A)	1,469,954
3,200,000(c)	BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.544% , 3/9/44 (144A)	3,039,372
8,300,000(c)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843% , 3/9/44 (144A)	7,832,301
6,650,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 2.797% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	6,414,219
18,960,000	BX Trust, Series 2019-OC11, Class A, 3.202% , 12/9/41 (144A)	18,322,286
30,345,000(a)	BX Trust, Series 2021-ARIA, Class D, 2.292% (1 Month USD LIBOR + 190 bps), 10/15/36 (144A)	29,659,215
3,894,661	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597% , 1/10/48	3,900,247
4,194,385(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 2.447% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	4,078,264
3,400,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805% , 3/10/47	3,461,397
19Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,000,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% , 10/10/47	$ 6,031,051
6,052,000(c)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.575% , 9/10/58	6,046,645
4,621,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.00% , 10/10/49 (144A)	3,901,482
4,000,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% , 10/12/50	4,009,371
3,000,000(c)	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class AS, 4.179% , 3/10/51	3,066,551
7,700,000	Citigroup COmmercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149% , 1/10/36 (144A)	7,791,076
3,931,962(a)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.497% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	3,887,731
7,140,000(c)	COLEM Mortgage Trust, Series 2022-HLNE, Class D, 2.543% , 4/12/42 (144A)	6,216,327
2,360,325	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822% , 10/15/45	2,359,087
6,301,981	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546% , 6/10/47	6,260,162
4,100,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42% , 8/10/47	4,068,535
6,206,073	COMM Mortgage Trust, Series 2015-CR26, Class A3, 3.359% , 10/10/48	6,165,588
4,500,000(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035% , 2/10/48	4,452,986
1,500,000(c)	COMM Mortgage Trust, Series 2018-COR3, Class B, 4.513% , 5/10/51	1,519,894
8,375,000(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.547% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	8,217,740
2,000,000(c)	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class D, 4.921% , 1/15/49 (144A)	1,745,432
1,030,479(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 2.099% (SOFR30A + 200 bps), 1/25/51 (144A)	996,004
7,400,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 4.099% (SOFR30A + 400 bps), 11/25/51 (144A)	7,039,300
2,623,000(c)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.036% , 7/25/27 (144A)	2,647,243
Pioneer Bond Fund |  | 3/31/2220

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,500,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.064% , 7/25/27 (144A)	$ 2,455,951
5,384,768(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 2.691% (1 Month USD LIBOR + 245 bps), 10/25/28	5,340,929
2,896,010(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 5.241% (1 Month USD LIBOR + 500 bps), 10/25/28	2,786,753
5,000,000(c)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.382% , 2/25/52 (144A)	5,050,297
2,902,157(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 2.541% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	2,890,892
3,258,837(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60% , 10/25/27 (144A)	2,704,848
5,000,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 7.141% (1 Month USD LIBOR + 690 bps), 8/25/29	4,422,821
9,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000% , 1/25/31 (144A)	4,424,031
110,999,571	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10% , 1/25/31 (144A)	745,784
9,000,000	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10% , 1/25/31 (144A)	54,035
4,348,922(c)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39% , 6/25/25	4,342,146
18,935,216(c)(d)	Government National Mortgage Association, Series 2017-21, Class IO, 0.652% , 10/16/58	799,250
4,250,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 2.497% (1 Month USD LIBOR + 210 bps), 10/15/36 (144A)	4,118,824
6,500,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396% , 2/10/48	6,482,073
8,951,000	ILPT Trust, Series 2019-SURF, Class A, 4.145% , 2/11/41 (144A)	9,238,701
4,597,183	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822% , 8/15/49	4,497,615
5,925,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.881% , 1/5/31 (144A)	5,914,262
6,700,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248% , 7/5/33 (144A)	6,777,195
3,450,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99% , 6/15/49	3,271,777
21Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,650,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141% , 12/15/49	$ 6,609,816
2,000,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.071% , 12/15/49 (144A)	1,712,876
7,640,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211% , 6/15/51	7,965,629
45,714,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.10% , 6/15/51	331,212
7,150,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469% , 6/15/52 (144A)	6,911,338
12,700,000(a)	Med Trust, Series 2021-MDLN, Class E, 3.547% (1 Month USD LIBOR + 315 bps), 11/15/38 (144A)	12,381,127
5,900,000(a)	Med Trust, Series 2021-MDLN, Class F, 4.397% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	5,759,336
2,863,500(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.132% , 3/15/48	2,543,011
6,900,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276% , 7/11/40 (144A)	7,053,524
1,163,024(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7, 2.157% (1 Month USD LIBOR + 170 bps), 10/15/49 (144A)	1,140,528
17,365,000(a)	NCMF Trust, Series 2022-MFP, Class B, 2.69% (1 Month Term SOFR + 239 bps), 3/15/39 (144A)	17,234,090
2,180,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713% , 4/13/33 (144A)	2,008,316
6,950,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 3.407% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	6,836,155
6,850,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class D, 3.806% (SOFR30A + 370 bps), 1/25/37 (144A)	6,842,441
358,289	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833% , 10/25/52 (144A)	349,805
17,700,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851% , 7/15/41 (144A)	15,151,674
4,650,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.697% , 8/10/38 (144A)	4,193,084
1,774,000(c)	UBS Commercial Mortgage Trust, Series 2018-C9, Class C, 4.88% , 3/15/51	1,769,620
3,810,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617% , 9/15/57	3,838,496
7,443,420	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294% , 1/15/59	7,409,346
Pioneer Bond Fund |  | 3/31/2222

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
9,319,826	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684% , 10/15/49	$ 9,068,531
10,050,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012% , 3/15/51	10,371,720
3,045,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311% , 6/15/52	3,028,780
1,750,000(c)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803% , 11/15/47 (144A)	1,575,012
	Total Commercial Mortgage-Backed Securities (Cost $460,023,835)	$441,559,270

	Corporate Bonds — 28.7% of Net Assets
	Advertising — 0.4%
12,959,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$ 13,915,237
9,105,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	8,629,082
	Total Advertising	$22,544,319
	Aerospace & Defense — 1.0%
21,700,000	Boeing Co., 3.75%, 2/1/50	$ 19,312,171
14,425,000	Boeing Co., 3.90%, 5/1/49	13,009,208
8,710,000	Boeing Co., 5.805%, 5/1/50	10,052,999
13,992,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	12,959,457
	Total Aerospace & Defense	$55,333,835
	Airlines — 0.8%
810,000	Air Canada, 3.875%, 8/15/26 (144A)	$ 764,438
5,680,757	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	5,426,226
11,026,690	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.80%, 8/15/27 (144A)	11,287,491
1,440,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	1,304,379
5,150,923	British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)	4,882,400
4,630,560	British Airways 2019-1 Class AA Pass Through Trust, 3.30%, 12/15/32 (144A)	4,381,823
1,559,240	British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)	1,559,315
1,977,751	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	2,185,405
2,715,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	2,739,867
23Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Airlines — (continued)
4,745,204	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	$ 4,446,712
1,819,594	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	1,820,415
2,587,680	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	2,555,268
1,440,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	1,417,500
1,440,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	1,369,368
	Total Airlines	$46,140,607
	Auto Manufacturers — 0.7%
6,060,000	BMW US Capital LLC, 3.70%, 4/1/32 (144A)	$ 6,124,418
6,700,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	6,073,751
890,000	Ford Motor Credit Co. LLC, 4.95%, 5/28/27	906,047
6,885,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	7,081,429
7,044,000	General Motors Co., 6.60%, 4/1/36	8,181,557
1,750,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	1,573,162
8,597,000	General Motors Financial Co., Inc., 4.00%, 1/15/25	8,710,784
	Total Auto Manufacturers	$38,651,148
	Auto Parts & Equipment — 0.1%
3,130,000	Dana, Inc., 4.25%, 9/1/30	$ 2,864,576
	Total Auto Parts & Equipment	$2,864,576
	Banks — 6.9%
17,800,000(c)	ABN AMRO Bank NV, 2.47% (1 Year CMT Index + 110 bps), 12/13/29 (144A)	$ 16,301,455
2,800,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	2,545,037
16,040,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	16,082,425
3,980,000	Banco do Brasil SA, 3.25%, 9/30/26 (144A)	3,830,790
10,258,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	10,026,580
3,955,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (144A)	4,098,705
9,000,000(c)	Banco Santander SA, 1.722% (1 Year CMT Index + 90 bps), 9/14/27	8,140,003
3,000,000	Banco Santander SA, 2.749%, 12/3/30	2,640,885
18,600,000(c)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	16,696,470
12,045,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	10,946,507
Pioneer Bond Fund |  | 3/31/2224

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
20,595,000(c)	Bank of America Corp., 2.884% (3 Month USD LIBOR + 119 bps), 10/22/30	$ 19,532,251
7,930,000(c)	BNP Paribas SA, 2.159% (SOFR + 122 bps), 9/15/29 (144A)	7,068,704
12,500,000(c)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	11,315,132
6,130,000(c)	BPCE SA, 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	5,732,217
8,105,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	7,272,545
2,295,000(c)(g)	Credit Suisse Group AG, 5.25% (5 Year CMT Index + 489 bps) (144A)	2,122,875
11,725,000(c)(g)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	11,739,656
5,337,000	Danske Bank AS, 5.375%, 1/12/24 (144A)	5,506,195
7,630,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	6,936,616
7,891,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	7,900,040
6,335,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	6,497,683
1,305,000	HSBC Bank Plc, 7.65%, 5/1/25	1,443,459
11,160,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	10,057,222
12,000,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	10,909,722
2,000,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	2,059,060
16,969,000(c)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	14,444,861
900,000(c)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	797,153
9,870,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	9,020,047
8,675,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	8,885,781
10,745,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	9,458,650
6,745,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	5,987,546
3,805,000(c)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	3,423,668
11,906,000(c)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	10,219,277
6,765,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	6,320,878
25Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Banks — (continued)
2,395,000(c)	Societe Generale SA, 2.797% (1 Year CMT Index + 130 bps), 1/19/28 (144A)	$ 2,244,714
3,375,000(c)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	2,936,904
4,960,000(c)(g)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	4,619,000
18,660,000(c)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	17,272,445
11,891,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	11,399,059
13,435,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	12,209,991
21,025,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	19,449,738
4,988,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	4,766,828
8,153,000(c)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	8,636,386
19,370,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	17,362,022
	Total Banks	$376,857,182
	Beverages — 0.6%
25,000,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$ 30,467,129
	Total Beverages	$30,467,129
	Biotechnology — 0.3%
1,835,000	Amgen, Inc., 4.20%, 2/22/52	$ 1,896,702
4,595,000	Amgen, Inc., 4.40%, 2/22/62	4,767,458
5,660,000	Bio-Rad Laboratories, Inc., 3.70%, 3/15/32	5,594,023
4,355,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	4,099,144
	Total Biotechnology	$16,357,327
	Building Materials — 0.2%
4,890,000	Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	$ 4,783,392
680,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	632,502
6,255,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	5,754,600
400,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	396,304
	Total Building Materials	$11,566,798
Pioneer Bond Fund |  | 3/31/2226

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals — 0.4%
2,470,000	Ingevity Corp., 3.875%, 11/1/28 (144A)	$ 2,232,460
3,493,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	3,497,261
10,491,000	Olin Corp., 5.00%, 2/1/30	10,307,408
900,000	Olin Corp., 5.625%, 8/1/29	917,059
5,820,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	5,441,700
	Total Chemicals	$22,395,888
	Commercial Services — 0.5%
3,971,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 4,017,977
2,115,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	2,009,250
1,230,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,149,681
3,355,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	3,163,094
4,375,000	Element Fleet Management Corp., 1.60%, 4/6/24 (144A)	4,222,389
7,255,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	6,950,653
2,095,000	HealthEquity, Inc., 4.50%, 10/1/29 (144A)	1,985,012
5,870,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	5,749,078
	Total Commercial Services	$29,247,134
	Cosmetics/Personal Care — 0.1%
3,825,000	Edgewell Personal Care Co., 5.50%, 6/1/28 (144A)	$ 3,818,440
	Total Cosmetics/Personal Care	$3,818,440
	Diversified Financial Services — 1.3%
7,310,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 6,590,653
8,420,000	Air Lease Corp., 2.10%, 9/1/28	7,376,611
5,355,000	Air Lease Corp., 2.875%, 1/15/32	4,795,254
6,795,000	Air Lease Corp., 3.125%, 12/1/30	6,282,965
985,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	982,618
7,100,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	6,363,446
9,299,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	9,450,109
15,610,000	Nomura Holdings, Inc., 2.999%, 1/22/32	14,381,520
4,380,000	OneMain Finance Corp., 3.50%, 1/15/27	4,051,500
27Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
3,000,000(c)	OWS Cre Funding I LLC, 5.355% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	$ 2,989,795
9,329,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	8,312,326
	Total Diversified Financial Services	$71,576,797
	Electric — 1.7%
5,106,044	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$ 4,448,089
8,905,000	AES Corp., 2.45%, 1/15/31	7,982,951
3,220,000	AES Corp., 3.95%, 7/15/30 (144A)	3,189,914
6,870,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	6,396,314
1,040,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	956,800
4,170,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	4,482,750
9,635,000	NRG Energy, Inc., 2.45%, 12/2/27 (144A)	8,894,841
8,075,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	7,106,000
1,255,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28 (144A)	1,217,350
7,485,000	Puget Energy, Inc., 2.379%, 6/15/28	6,855,941
7,830,000	Puget Energy, Inc., 4.10%, 6/15/30	7,816,001
2,310,000	Puget Energy, Inc., 4.224%, 3/15/32	2,314,981
7,056,000	Sempra Energy, 3.40%, 2/1/28	7,050,572
19,115,000	Vistra Operations Co. LLC, 3.70%, 1/30/27 (144A)	18,372,178
5,950,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	5,622,750
	Total Electric	$92,707,432
	Electrical Components & Equipments — 0.0%†
2,170,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 2,148,300
	Total Electrical Components & Equipments	$2,148,300
	Electronics — 0.0%†
2,055,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 1,911,150
	Total Electronics	$1,911,150
	Energy-Alternate Sources — 0.0%†
282,762	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 308,215
	Total Energy-Alternate Sources	$308,215
Pioneer Bond Fund |  | 3/31/2228

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Engineering & Construction — 0.2%
6,385,000	Dycom Industries, Inc., 4.50%, 4/15/29 (144A)	$ 6,017,863
3,300,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	2,990,625
	Total Engineering & Construction	$9,008,488
	Entertainment — 0.3%
3,751,000	International Game Technology Plc, 6.50%, 2/15/25 (144A)	$ 3,954,998
9,100,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	8,231,636
2,900,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	2,544,297
	Total Entertainment	$14,730,931
	Food — 0.6%
2,525,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	$ 2,455,563
1,930,000	Bimbo Bakeries USA, Inc., 4.00%, 5/17/51 (144A)	1,804,569
3,740,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29 (144A)	3,454,825
3,500,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	3,123,785
5,890,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	5,328,683
1,960,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	1,980,864
6,615,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	5,801,779
6,465,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	5,868,175
728,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	763,228
	Total Food	$30,581,471
	Forest Products & Paper — 0.0%†
2,728,000	Inversiones CMPC SA, 3.85%, 1/13/30 (144A)	$ 2,650,279
	Total Forest Products & Paper	$2,650,279
	Gas — 0.1%
3,060,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 2,963,016
1,673,317	Nakilat, Inc., 6.267%, 12/31/33 (144A)	2,009,989
	Total Gas	$4,973,005
	Hand/Machine Tools — 0.1%
3,879,000	Kennametal, Inc., 2.80%, 3/1/31	$ 3,537,439
	Total Hand/Machine Tools	$3,537,439
29Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Healthcare-Products — 0.2%
2,329,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 2,430,352
11,088,000	Smith & Nephew Plc, 2.032%, 10/14/30	9,639,667
	Total Healthcare-Products	$12,070,019
	Healthcare-Services — 0.3%
16,810,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	$ 14,632,792
2,230,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29 (144A)	2,078,828
	Total Healthcare-Services	$16,711,620
	Insurance — 1.8%
1,833,000	Aon Corp./Aon Global Holdings Plc, 2.60%, 12/2/31	$ 1,686,568
2,335,000	AXA SA, 8.60%, 12/15/30	3,081,313
6,455,000	Brown & Brown, Inc., 4.20%, 3/17/32	6,559,616
15,230,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	14,092,192
2,960,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	3,365,484
9,710,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	10,170,348
18,482,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	25,015,133
15,460,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	15,373,342
11,070,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	10,022,781
6,524,000	Primerica, Inc., 2.80%, 11/19/31	6,019,504
690,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	903,810
	Total Insurance	$96,290,091
	Iron & Steel — 0.1%
2,380,000	Cleveland-Cliffs, Inc., 4.875%, 3/1/31 (144A)	$ 2,348,394
3,115,000	Commercial Metals Co., 4.375%, 3/15/32	2,893,056
	Total Iron & Steel	$5,241,450
	Lodging — 0.5%
2,780,000	Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26 (144A)	$ 2,632,496
140,000	Marriott International, Inc. Series EE, 5.75%, 5/1/25	148,803
3,100,000	Marriott International, Inc. Series FF, 4.625%, 6/15/30	3,211,029
Pioneer Bond Fund |  | 3/31/2230

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Lodging — (continued)
16,130,000	Marriott International, Inc. Series GG, 3.50%, 10/15/32	$ 15,356,069
4,300,000	Sands China, Ltd., 4.375%, 6/18/30	3,882,857
	Total Lodging	$25,231,254
	Machinery-Construction & Mining — 0.1%
5,615,000	Weir Group Plc, 2.20%, 5/13/26 (144A)	$ 5,250,631
	Total Machinery-Construction & Mining	$5,250,631
	Media — 0.4%
1,185,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 1,057,613
8,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	8,156,982
4,770,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33	4,756,640
5,800,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	4,850,482
2,325,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	1,948,025
	Total Media	$20,769,742
	Mining — 0.4%
6,420,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 5,873,724
4,875,000	Anglo American Capital Plc, 4.75%, 3/16/52 (144A)	5,080,175
4,457,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	4,169,523
7,821,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	7,397,884
2,055,000	Novelis Corp., 3.875%, 8/15/31 (144A)	1,879,626
	Total Mining	$24,400,932
	Miscellaneous Manufacturing — 0.0%†
1,437,000	Hillenbrand, Inc., 3.75%, 3/1/31	$ 1,314,855
	Total Miscellaneous Manufacturing	$1,314,855
	Multi-National — 0.3%
6,065,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$ 5,741,032
7,150,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	7,052,045
2,230,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	2,245,209
	Total Multi-National	$15,038,286
	Oil & Gas — 1.2%
13,089,000	Cenovus Energy, Inc., 6.75%, 11/15/39	$ 16,173,926
1,425,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,407,188
31Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
2,810,000	Lundin Energy Finance BV, 2.00%, 7/15/26 (144A)	$ 2,620,149
20,680,000	Lundin Energy Finance BV, 3.10%, 7/15/31 (144A)	19,154,131
5,000,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	5,235,000
4,090,000	Petroleos Mexicanos, 6.70%, 2/16/32	3,885,500
3,835,000	Phillips 66, 2.15%, 12/15/30	3,406,806
1,900,000	Phillips 66, 3.30%, 3/15/52	1,671,493
2,580,000	Valero Energy Corp., 4.00%, 6/1/52	2,423,357
8,468,000	Valero Energy Corp., 6.625%, 6/15/37	10,433,569
	Total Oil & Gas	$66,411,119
	Oil & Gas Services — 0.0%†
2,250,000	Halliburton Co., 7.60%, 8/15/96 (144A)	$ 2,680,898
	Total Oil & Gas Services	$2,680,898
	Pharmaceuticals — 0.7%
1,930,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 1,792,488
5,265,000	Bausch Health Americas, Inc., 9.25%, 4/1/26 (144A)	5,400,863
308,499	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	320,818
2,148,374	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	2,351,646
1,513,872	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	1,674,130
2,407,234	CVS Pass-Through Trust, 6.036%, 12/10/28	2,580,409
3,927,784	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	4,714,966
9,309,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	8,437,491
2,965,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	2,860,298
2,965,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	2,849,721
5,175,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	5,443,789
	Total Pharmaceuticals	$38,426,619
	Pipelines — 2.3%
2,470,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 2,355,209
3,450,000	DCP Midstream Operating LP, 5.375%, 7/15/25	3,576,615
3,367,000	DCP Midstream Operating LP, 5.60%, 4/1/44	3,537,909
3,190,000	Energy Transfer LP, 4.15%, 9/15/29	3,199,786
14,441,000	Energy Transfer LP, 4.95%, 5/15/28	14,980,634
5,230,000	Energy Transfer LP, 5.35%, 5/15/45	5,386,590
4,085,000	Energy Transfer LP, 6.00%, 6/15/48	4,526,210
17,361,000(c)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	17,013,780
Pioneer Bond Fund |  | 3/31/2232

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
510,000	EnLink Midstream LLC, 5.375%, 6/1/29	$ 510,000
8,316,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	7,027,020
4,299,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,707,887
11,489,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	11,611,494
9,940,000	MPLX LP, 4.25%, 12/1/27	10,271,052
8,420,000	MPLX LP, 4.95%, 3/14/52	8,789,584
6,860,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	6,405,697
12,125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	12,171,740
2,475,000	Williams Cos., Inc., 7.75%, 6/15/31	3,101,136
8,020,000	Williams Cos., Inc. Series A, 7.50%, 1/15/31	9,966,305
	Total Pipelines	$128,138,648
	Real Estate — 0.1%
5,590,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 5,315,587
	Total Real Estate	$5,315,587
	REITs — 1.5%
4,380,000	Corporate Office Properties LP, 2.00%, 1/15/29	$ 3,853,964
5,715,000	Corporate Office Properties LP, 2.75%, 4/15/31	5,131,157
4,850,000	Corporate Office Properties LP, 2.90%, 12/1/33	4,282,093
2,130,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	1,932,549
6,000,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	5,700,000
8,904,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30	8,465,101
3,160,000	Highwoods Realty LP, 2.60%, 2/1/31	2,867,669
3,390,000	Highwoods Realty LP, 3.625%, 1/15/23	3,405,658
7,105,000	Highwoods Realty LP, 4.125%, 3/15/28	7,213,592
6,291,000	Iron Mountain, Inc., 4.50%, 2/15/31 (144A)	5,809,802
1,289,000	iStar, Inc., 4.25%, 8/1/25	1,274,131
8,575,000	LXP Industrial Trust, 2.375%, 10/1/31	7,607,283
5,320,000	LXP Industrial Trust, 2.70%, 9/15/30	4,909,214
6,975,000	SBA Tower Trust Series 2014-2A Class C, 3.869%, 10/8/24 (144A)	7,045,458
1,979,000	Starwood Property Trust, Inc., 4.375%, 1/15/27 (144A)	1,919,630
3,725,000	Sun Communities Operating LP, 2.30%, 11/1/28	3,381,383
5,300,000	UDR, Inc., 4.40%, 1/26/29	5,569,442
	Total REITs	$80,368,126
33Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Retail — 0.7%
1,825,000	AutoNation, Inc., 1.95%, 8/1/28	$ 1,636,496
1,825,000	AutoNation, Inc., 2.40%, 8/1/31	1,589,132
7,990,000	AutoNation, Inc., 3.85%, 3/1/32	7,735,913
4,115,000	AutoNation, Inc., 4.75%, 6/1/30	4,289,480
750,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	692,858
12,060,000	Dollar Tree, Inc., 2.65%, 12/1/31	11,028,068
9,690,000	Lowe's Cos., Inc., 3.75%, 4/1/32	9,802,342
	Total Retail	$36,774,289
	Semiconductors — 0.6%
1,068,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 941,191
15,388,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	13,496,297
4,285,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	4,275,616
3,225,000	Broadcom, Inc., 4.30%, 11/15/32	3,277,057
9,347,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	8,374,839
	Total Semiconductors	$30,365,000
	Software — 0.5%
15,525,000	Autodesk, Inc., 2.40%, 12/15/31	$ 13,973,048
13,527,000	Broadridge Financial Solutions, Inc., 2.60%, 5/1/31	12,249,694
	Total Software	$26,222,742
	Telecommunications — 0.7%
1,945,000	Altice France SA, 5.125%, 7/15/29 (144A)	$ 1,743,206
8,264,000	Altice France SA, 5.50%, 1/15/28 (144A)	7,663,207
2,913,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	2,763,461
1,260,000	Lumen Technologies, Inc., 4.00%, 2/15/27 (144A)	1,174,950
10,275,000	Motorola Solutions, Inc., 2.30%, 11/15/30	9,030,784
6,224,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	6,409,849
4,600,000	T-Mobile USA, Inc., 2.55%, 2/15/31	4,171,878
5,720,000	T-Mobile USA, Inc., 2.70%, 3/15/32 (144A)	5,194,307
	Total Telecommunications	$38,151,642
	Total Corporate Bonds (Cost $1,650,017,981)	$1,565,551,440

Pioneer Bond Fund |  | 3/31/2234

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Shares		Value
	Convertible Preferred Stocks — 1.5% of Net Assets
	Banks — 1.5%
8,805(g)	Bank of America Corp., 7.25%	$ 11,556,563
52,347(g)	Wells Fargo & Co., 7.50%	69,359,775
	Total Banks	$80,916,338
	Total Convertible Preferred Stocks (Cost $85,093,630)	$80,916,338

Principal Amount USD ($)
	Municipal Bonds — 0.1% of Net Assets(h)
	Virginia — 0.1%
2,335,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.00%, 5/15/32	$ 2,419,340
	Total Virginia	$2,419,340
	Total Municipal Bonds (Cost $2,453,151)	$2,419,340

	Insurance-Linked Securities — 2.3% of Net Assets#
	Event Linked Bonds — 0.7%
	Earthquakes – California — 0.0%†
1,000,000(a)	Phoenician Re, 3.155%, (3 Month U.S. Treasury Bill + 250 bps), 12/14/24 (144A)	$ 993,600
	Earthquakes – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 4.223%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 252,600
	Health – U.S. — 0.0%†
2,500,000(a)	Vitality Re X, 2.405%, (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 2,477,750
	Inland Flood – U.S. — 0.1%
2,000,000(a)	FloodSmart Re, 11.905%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 1,989,800
1,250,000(a)	FloodSmart Re, 14.235%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	1,226,875
750,000(a)	FloodSmart Re, 15.735%, (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	730,425
		$3,947,100
35Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	Multiperil - Japan — 0.0%†
500,000(a)	Akibare Re, 2.897%, (3 Month USD LIBOR + 193 bps), 4/7/22	$ 498,500
	Multiperil - Texas — 0.0%†
2,000,000(a)	Alamo Re, 5.695%, (1 Month U.S. Treasury Bill + 504 bps), 6/8/22 (144A)	$ 2,005,600
	Multiperil – U.S. — 0.2%
2,000,000(a)	Bowline Re 2018-1, 5.415%, (3 Month U.S. Treasury Bill + 476 bps), 5/23/22 (144A)	$ 2,004,800
100,000(a)	Caelus Re V, 0.755%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	75,000
500,000(a)	Four Lakes Re, 5.405%, (3 Month U.S. Treasury Bill + 475 bps), 1/7/25 (144A)	496,000
500,000(a)	Herbie Re, 10.375%, (3 Month U.S. Treasury Bill + 900 bps), 1/8/25 (144A)	510,750
2,000,000(a)	Matterhorn Re, 5.875%, (SOFR + 525 bps), 3/24/25 (144A)	1,999,000
1,000,000(a)	Matterhorn Re, 8.371%, (SOFR + 775 bps), 3/24/25 (144A)	999,500
2,750,000(a)	Sanders Re II, 3.905%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	2,740,100
		$8,825,150
	Multiperil – U.S. & Canada — 0.0%†
250,000(a)	Matterhorn Re, 6.017%, (SOFR + 575 bps), 12/8/25 (144A)	$ 248,275
	Multiperil – U.S. Regional — 0.2%
7,900,000(a)	Long Point Re III, 3.405%, (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$ 7,896,050
1,250,000(a)	Matterhorn Re, 5.655%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	1,194,625
		$9,090,675
	Pandemic – U.S — 0.0%†
1,000,000(a)	Vitality Re XI, 2.455%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 980,000
	Windstorm – Florida — 0.1%
3,500,000(a)	Integrity Re, 4.38%, (3 Month USD LIBOR + 438 bps), 6/10/22 (144A)	$ 3,505,250
	Windstorm - North Carolina — 0.1%
3,550,000(a)	Cape Lookout Re, 6.885%, (1 Month U.S. Treasury Bill + 623 bps), 5/9/22 (144A)	$ 3,561,005
Pioneer Bond Fund |  | 3/31/2236

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S — 0.0%†
250,000(a)	Bonanza Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	$ 249,875
	Total Event Linked Bonds	$36,635,380
Face Amount USD ($)
	Collateralized Reinsurance — 0.3%
	Earthquakes – California — 0.0%†
1,006,000(i)+	Adare Re 2022, 12/31/27	$ 1,018,071
	Multiperil – Massachusetts — 0.1%†
2,000,000(i)(j)+	Denning Re 2021, 7/31/25	$ 2,003,334
	Multiperil – U.S. — 0.1%
8,000,000(i)(j)+	Ballybunion Re 2020, 2/28/23	$ 903,792
2,250,000(i)(j)+	Ballybunion Re 2021-3, 7/31/25	2,281,500
1,750,000(i)(j)+	Ballybunion Re 2022, 12/31/27	1,767,500
750,000(i)(j)+	Dingle Re 2020, 12/31/22	72,205
		$5,024,997
	Multiperil – Worldwide — 0.0%†
20,000(i)(j)+	Limestone Re, 9/9/22 (144A)	$ —
167,000(i)+	Limestone Re, 3/1/23 (144A)	—
1,420,000(i)(j)+	Limestone Re 2020-1, 3/1/24 (144A)	59,924
480,000(i)(j)+	Limestone Re 2020-1, 3/1/24 (144A)	20,256
250,000(i)(j)+	Merion Re 2022-1, 12/31/27	222,804
250,000(i)(j)+	Old Head Re 2022, 12/31/27	203,516
1,000,000(i)(j)+	Pine Valley Re 2022, 12/31/27	923,050
553,333(i)(j)+	Walton Health Re 2018, 6/15/22	44,047
350,000(i)(j)+	Walton Health Re 2019, 6/30/22	292,110
		$1,765,707
	Windstorm – Florida — 0.0%†
1,500,000(i)(j)+	Formby Re 2018, 2/28/23	$ 184,200
	Windstorm – U.S — 0.0%†
500,000(i)+	Shadow Creek Re 2021, 7/31/25	$ 7,593
	Windstorm – U.S. Regional — 0.1%
1,000,000(i)(j)+	Oakmont Re 2017, 4/30/23	$ 29,400
7,255,240(i)(j)+	Oakmont Re 2020, 4/30/24	5,858,892
		$5,888,292
	Total Collateralized Reinsurance	$15,892,194
37Pioneer Bond Fund |  | 3/31/22

Face Amount USD ($)		Value
	Windstorm – U.S. Regional — (continued)
	Reinsurance Sidecars — 1.3%
	Multiperil – U.S. — 0.0%†
2,000,000(i)(j)+	Carnoustie Re 2020, 12/31/23	$ 271,200
1,853,719(i)(j)+	Carnoustie Re 2021, 12/31/24	87,865
1,000,000(i)(j)+	Carnoustie Re 2022, 12/31/27	1,021,302
2,000,000(j)(k)+	Harambee Re 2018, 12/31/22	1,600
5,000,000(k)+	Harambee Re 2019, 12/31/22	3,500
4,000,000(j)(k)+	Harambee Re 2020, 12/31/23	136,400
		$1,521,867
	Multiperil – Worldwide — 1.3%
2,200(i)+	Alturas Re 2019-1, 3/10/23 (144A)	$ 10,061
34,018(k)+	Alturas Re 2019-2, 3/10/23	11,716
24,550(j)(k)+	Alturas Re 2019-3, 9/12/23	5,775
285,668(i)(j)+	Alturas Re 2020-1A, 3/10/23 (144A)	9,827
363,577(i)+	Alturas Re 2020-1B, 3/10/23 (144A)	12,507
540,698(k)+	Alturas Re 2020-2, 3/10/23	255,682
225,450(j)(k)+	Alturas Re 2020-3, 9/30/24	3,428
3,959,302(j)(k)+	Alturas Re 2021-2, 12/31/24	—
213,682(j)(k)+	Alturas Re 2021-3, 7/31/25	195,198
3,752,400(j)(k)+	Alturas Re 2022-2, 12/31/27	3,801,181
2,000,000(i)(j)+	Bantry Re 2016, 3/31/23	120,900
5,000,000(i)(j)+	Bantry Re 2019, 12/31/22	169,818
4,776,758(i)(j)+	Bantry Re 2020, 12/31/23	310,864
5,000,000(i)(j)+	Bantry Re 2021, 12/31/24	757,000
4,171,573(i)(j)+	Bantry Re 2022, 12/31/27	4,243,048
10,192,268(i)(j)+	Berwick Re 2018-1, 12/31/22	787,862
7,281,734(i)(j)+	Berwick Re 2019-1, 12/31/22	870,167
3,000,000(i)+	Berwick Re 2020-1, 12/31/23	300
4,500,000(i)+	Berwick Re 2022, 12/31/27	4,566,216
59,061(i)+	Eden Re II, 3/22/23 (144A)	146,371
6,000(i)+	Eden Re II, 3/22/23 (144A)	15,014
640,000(i)+	Eden Re II, 3/22/24 (144A)	340,480
210,000(i)(j)+	Eden Re II, 3/22/24 (144A)	106,470
2,250,000(i)(j)+	Eden Re II, 3/21/25 (144A)	1,946,250
5,200,000(i)+	Eden Re II, 3/20/26 (144A)	5,200,000
1,000,000(i)(j)+	Gleneagles Re 2018, 12/31/22	118,300
886,832(i)(j)+	Gleneagles Re 2019, 12/31/22	19,818
1,250,000(i)(j)+	Gleneagles Re 2020, 12/31/23	124,929
1,250,000(i)(j)+	Gleneagles Re 2021, 12/31/24	299,430
1,250,000(i)(j)+	Gleneagles Re 2022, 12/31/27	1,266,317
2,118,314(i)(j)+	Gullane Re 2018, 12/31/22	131,133
Pioneer Bond Fund |  | 3/31/2238

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
6,000,000(i)(j)+	Gullane Re 2022, 12/31/27	$ 6,223,274
500,000(k)+	Lion Rock Re 2019, 1/31/23	—
500,000(k)+	Lion Rock Re 2020, 1/31/23	—
500,000(j)(k)+	Lion Rock Re 2021, 12/31/24	320,000
5,000,000(j)(k)+	Lorenz Re 2018, 7/1/22	—
2,993,180(j)(k)+	Lorenz Re 2019, 6/30/22	347,209
2,480,490(j)(k)+	Lorenz Re 2020, 6/30/23	169,914
2,019,510(j)(k)+	Lorenz Re 2020, 6/30/23	138,538
7,000,000(i)(j)+	Merion Re 2018-2, 12/31/22	1,158,500
9,000,000(i)(j)+	Merion Re 2021-2, 12/31/24	1,953,900
6,551,154(i)(j)+	Merion Re 2022-2, 12/31/27	6,639,303
3,000,000(i)(j)+	Pangaea Re 2016-2, 11/30/22	5,350
3,800,000(i)(j)+	Pangaea Re 2018-1, 12/31/22	80,007
6,500,000(i)(j)+	Pangaea Re 2018-3, 7/1/22	134,832
4,017,011(i)(j)+	Pangaea Re 2019-1, 2/1/23	83,704
4,779,537(i)(j)+	Pangaea Re 2019-3, 7/1/23	171,924
3,974,837(i)+	Pangaea Re 2020-1, 2/1/24	84,354
5,000,000(i)+	Pangaea Re 2020-3, 7/1/24	70,391
5,000,000(i)(j)+	Pangaea Re 2021-1, 12/31/24	144,254
4,727,246(i)(j)+	Pangaea Re 2022-1, 12/31/27	4,727,246
1,250,000(i)(j)+	Phoenix One Re, 1/4/27	1,335,000
1,260,000(j)+	Sector Re V, 12/1/23 (144A)	153,293
240,014(i)(j)+	Sector Re V, 12/1/23 (144A)	35,760
600,000(i)+	Sector Re V, 3/1/24 (144A)	455,036
1,914(i)+	Sector Re V, 3/1/24 (144A)	45,432
99,999(i)+	Sector Re V, 12/1/24 (144A)	290,016
200,000(i)+	Sector Re V, 12/1/24 (144A)	580,038
533(i)+	Sector Re V, 3/1/25 (144A)	28,830
959(i)+	Sector Re V, 3/1/25 (144A)	51,873
3,490(i)+	Sector Re V, 3/1/25 (144A)	46,927
3,326(i)(j)+	Sector Re V, 12/1/25 (144A)	161,345
5,986(i)(j)+	Sector Re V, 12/1/25 (144A)	290,382
500,000(a)(i)(j)+	Sector Re V, 12/1/26 (144A)	509,343
4,199,987(a)(i)+	Sector Re V, 12/1/26 (144A)	4,278,471
3,609,700(i)+	Sussex Re 2020-1, 12/31/22	77,248
1,250,000(i)(j)+	Sussex Re 2021-1, 12/31/24	192,500
3,000,000(j)(k)+	Thopas Re 2019, 12/31/22	—
6,000,000(k)+	Thopas Re 2020, 12/31/23	—
7,000,000(j)(k)+	Thopas Re 2021, 12/31/24	—
4,000,000(i)(j)+	Thopas Re 2022, 12/31/27	4,082,400
4,228,426(j)(k)+	Torricelli Re 2021, 7/31/25	4,127,367
39Pioneer Bond Fund |  | 3/31/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,000,000(i)+	Versutus Re 2018, 12/31/22	$ 2,400
1,765,095(i)+	Versutus Re 2019-A, 12/31/22	1,059
1,734,905(i)+	Versutus Re 2019-B, 12/31/22	—
1,000,000(j)(k)+	Viribus Re 2018, 12/31/22	—
3,650,000(j)(k)+	Viribus Re 2019, 12/31/22	95,630
4,139,570(j)(k)+	Viribus Re 2020, 12/31/23	182,141
3,717,666(j)(k)+	Viribus Re 2021, 12/31/24	3,763,021
1,623,326(i)(j)+	Woburn Re 2018, 12/31/22	89,824
4,979,452(i)(j)+	Woburn Re 2019, 12/31/22	1,124,567
		$70,298,665
	Total Reinsurance Sidecars	$71,820,532
	Industry Loss Warranties — 0.0%
	Earthquakes - U.S. — 0.0%
3,000,000(i)+	Vermillion Re 2022, 12/31/27	$ 2,899,788
	Total Industry Loss Warranties	$2,899,788
	Total Insurance-Linked Securities (Cost $130,118,592)	$127,247,894

Principal Amount USD ($)
	Foreign Government Bonds — 0.5% of Net Assets
	Chile — 0.2%
9,555,000	Chile Government International Bond, 3.100%, 5/7/41	$ 8,435,823
	Total Chile	$8,435,823
	Mexico — 0.3%
5,715,000	Mexico Government International Bond, 3.500%, 2/12/34	$ 5,310,949
13,425,000	Mexico Government International Bond, 4.600%, 2/10/48	12,803,691
	Total Mexico	$18,114,640
	Total Foreign Government Bonds (Cost $27,596,257)	$26,550,463

	U.S. Government and Agency Obligations — 58.4% of Net Assets
146,463	Fannie Mae, 1.500%, 3/1/41	$ 132,844
42,994,774	Fannie Mae, 1.500%, 11/1/41	38,988,168
Pioneer Bond Fund |  | 3/31/2240

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,432,087	Fannie Mae, 1.500%, 1/1/42	$ 1,298,571
21,904,741	Fannie Mae, 1.500%, 1/1/42	19,862,105
14,446,487	Fannie Mae, 1.500%, 1/1/42	13,100,399
17,726,981	Fannie Mae, 1.500%, 2/1/42	16,076,347
4,805,493	Fannie Mae, 1.500%, 3/1/42	4,357,465
564,110	Fannie Mae, 2.500%, 7/1/30	558,842
518,086	Fannie Mae, 2.500%, 7/1/30	513,408
879,763	Fannie Mae, 2.500%, 7/1/30	871,815
110,407	Fannie Mae, 2.500%, 12/1/42	106,407
115,522	Fannie Mae, 2.500%, 12/1/42	111,652
110,107	Fannie Mae, 2.500%, 1/1/43	106,432
1,312,426	Fannie Mae, 2.500%, 2/1/43	1,268,464
44,805	Fannie Mae, 2.500%, 2/1/43	42,974
46,202	Fannie Mae, 2.500%, 2/1/43	44,215
159,043	Fannie Mae, 2.500%, 3/1/43	153,729
79,944	Fannie Mae, 2.500%, 4/1/43	76,555
139,666	Fannie Mae, 2.500%, 8/1/43	135,008
72,544	Fannie Mae, 2.500%, 12/1/43	69,736
104,565	Fannie Mae, 2.500%, 3/1/44	100,257
727,749	Fannie Mae, 2.500%, 4/1/45	700,878
723,968	Fannie Mae, 2.500%, 4/1/45	697,179
241,503	Fannie Mae, 2.500%, 4/1/45	231,433
142,415	Fannie Mae, 2.500%, 4/1/45	137,173
207,270	Fannie Mae, 2.500%, 4/1/45	199,606
278,036	Fannie Mae, 2.500%, 4/1/45	267,765
72,665	Fannie Mae, 2.500%, 4/1/45	69,943
103,167	Fannie Mae, 2.500%, 4/1/45	98,812
29,705	Fannie Mae, 2.500%, 5/1/45	28,606
55,119	Fannie Mae, 2.500%, 7/1/45	53,076
99,472	Fannie Mae, 2.500%, 8/1/45	95,702
40,651	Fannie Mae, 2.500%, 1/1/46	38,925
20,284,941	Fannie Mae, 2.500%, 10/1/51	19,405,446
12,620,006	Fannie Mae, 2.500%, 12/1/51	12,090,026
26,676,642	Fannie Mae, 2.500%, 1/1/52	25,572,670
53,900,000	Fannie Mae, 2.500%, 4/1/52 (TBA)	51,491,344
1,515,530	Fannie Mae, 3.000%, 10/1/30	1,531,775
555,662	Fannie Mae, 3.000%, 4/1/31	561,620
210,593	Fannie Mae, 3.000%, 6/1/40	209,269
9,238,573	Fannie Mae, 3.000%, 8/1/42	9,240,067
2,148,297	Fannie Mae, 3.000%, 9/1/42	2,148,643
3,020,104	Fannie Mae, 3.000%, 5/1/43	3,018,427
41Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
271,631	Fannie Mae, 3.000%, 7/1/43	$ 271,425
610,045	Fannie Mae, 3.000%, 8/1/43	608,160
1,870,749	Fannie Mae, 3.000%, 9/1/43	1,865,473
360,967	Fannie Mae, 3.000%, 3/1/45	359,253
3,678,951	Fannie Mae, 3.000%, 6/1/45	3,661,427
1,253,407	Fannie Mae, 3.000%, 3/1/47	1,243,625
5,427,143	Fannie Mae, 3.000%, 3/1/52	5,327,430
320,000,000	Fannie Mae, 3.000%, 4/1/52 (TBA)	313,357,798
9,000,000	Fannie Mae, 3.000%, 5/1/52 (TBA)	8,790,107
1,208,135	Fannie Mae, 3.500%, 6/1/28	1,239,905
351,916	Fannie Mae, 3.500%, 11/1/40	358,580
282,855	Fannie Mae, 3.500%, 10/1/41	288,763
1,917,147	Fannie Mae, 3.500%, 11/1/41	1,964,029
219,415	Fannie Mae, 3.500%, 6/1/42	223,962
1,022,067	Fannie Mae, 3.500%, 7/1/42	1,043,243
1,066,508	Fannie Mae, 3.500%, 8/1/42	1,087,604
157,606	Fannie Mae, 3.500%, 10/1/42	156,737
111,933	Fannie Mae, 3.500%, 11/1/42	113,969
280,118	Fannie Mae, 3.500%, 12/1/42	285,938
209,733	Fannie Mae, 3.500%, 12/1/42	214,087
613,906	Fannie Mae, 3.500%, 4/1/45	626,176
2,104,598	Fannie Mae, 3.500%, 6/1/45	2,142,923
4,269,596	Fannie Mae, 3.500%, 8/1/45	4,358,267
4,024,311	Fannie Mae, 3.500%, 9/1/45	4,118,307
1,701,403	Fannie Mae, 3.500%, 9/1/45	1,730,386
526,242	Fannie Mae, 3.500%, 10/1/45	535,716
6,077,205	Fannie Mae, 3.500%, 11/1/45	6,203,358
1,550,142	Fannie Mae, 3.500%, 5/1/46	1,580,320
170,170	Fannie Mae, 3.500%, 10/1/46	172,721
4,196,629	Fannie Mae, 3.500%, 1/1/47	4,263,349
3,332,596	Fannie Mae, 3.500%, 1/1/47	3,393,480
1,626,549	Fannie Mae, 3.500%, 1/1/47	1,648,827
34,719	Fannie Mae, 3.500%, 2/1/47	35,348
130,840	Fannie Mae, 3.500%, 7/1/47	132,234
94,443	Fannie Mae, 3.500%, 10/1/47	96,128
303,326	Fannie Mae, 3.500%, 12/1/47	310,126
3,018,033	Fannie Mae, 3.500%, 12/1/47	3,061,174
29,278	Fannie Mae, 3.500%, 2/1/49	28,870
33,698	Fannie Mae, 3.500%, 4/1/49	32,764
941,895	Fannie Mae, 3.500%, 5/1/49	960,077
1,432,267	Fannie Mae, 3.500%, 5/1/49	1,461,709
Pioneer Bond Fund |  | 3/31/2242

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
34,044	Fannie Mae, 3.500%, 7/1/49	$ 34,515
218,000,000	Fannie Mae, 3.500%, 4/1/52 (TBA)	218,549,258
21,000,000	Fannie Mae, 3.500%, 5/1/52 (TBA)	20,973,340
3,335	Fannie Mae, 4.000%, 10/1/25	3,432
90,111	Fannie Mae, 4.000%, 11/1/34	93,881
849,389	Fannie Mae, 4.000%, 4/1/39	884,907
3,291,654	Fannie Mae, 4.000%, 10/1/40	3,447,127
570,992	Fannie Mae, 4.000%, 12/1/40	597,939
483,991	Fannie Mae, 4.000%, 4/1/41	506,644
394,660	Fannie Mae, 4.000%, 5/1/41	413,104
416,189	Fannie Mae, 4.000%, 10/1/41	434,652
305,621	Fannie Mae, 4.000%, 12/1/41	316,724
925,344	Fannie Mae, 4.000%, 1/1/42	968,682
121,799	Fannie Mae, 4.000%, 1/1/42	127,504
713,692	Fannie Mae, 4.000%, 2/1/42	745,401
2,218,126	Fannie Mae, 4.000%, 2/1/42	2,322,224
873,727	Fannie Mae, 4.000%, 4/1/42	914,710
190,594	Fannie Mae, 4.000%, 4/1/42	196,820
1,386,332	Fannie Mae, 4.000%, 5/1/42	1,451,372
86,772	Fannie Mae, 4.000%, 6/1/42	89,607
32,228	Fannie Mae, 4.000%, 6/1/42	33,026
111,114	Fannie Mae, 4.000%, 7/1/42	116,090
2,297,052	Fannie Mae, 4.000%, 8/1/42	2,415,305
522,805	Fannie Mae, 4.000%, 10/1/42	546,049
197,616	Fannie Mae, 4.000%, 10/1/42	206,672
1,336,514	Fannie Mae, 4.000%, 11/1/43	1,396,380
27,379	Fannie Mae, 4.000%, 1/1/44	28,591
65,417	Fannie Mae, 4.000%, 6/1/45	67,258
257,134	Fannie Mae, 4.000%, 7/1/45	268,558
252,573	Fannie Mae, 4.000%, 4/1/46	261,547
1,292,398	Fannie Mae, 4.000%, 7/1/46	1,339,043
1,757,773	Fannie Mae, 4.000%, 7/1/46	1,820,951
1,094,199	Fannie Mae, 4.000%, 8/1/46	1,136,195
1,192,208	Fannie Mae, 4.000%, 8/1/46	1,235,664
492,852	Fannie Mae, 4.000%, 11/1/46	510,346
1,338,261	Fannie Mae, 4.000%, 4/1/47	1,389,179
1,216,347	Fannie Mae, 4.000%, 4/1/47	1,259,382
652,150	Fannie Mae, 4.000%, 6/1/47	676,086
237,538	Fannie Mae, 4.000%, 6/1/47	245,175
690,374	Fannie Mae, 4.000%, 6/1/47	717,793
968,324	Fannie Mae, 4.000%, 6/1/47	1,000,983
43Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
341,039	Fannie Mae, 4.000%, 7/1/47	$ 351,117
950,999	Fannie Mae, 4.000%, 7/1/47	983,904
1,646,517	Fannie Mae, 4.000%, 12/1/47	1,692,473
14,093	Fannie Mae, 4.000%, 6/1/48	14,407
108,036	Fannie Mae, 4.000%, 6/1/48	110,930
176,503	Fannie Mae, 4.000%, 8/1/48	180,654
969,130	Fannie Mae, 4.000%, 8/1/48	993,438
105,943	Fannie Mae, 4.000%, 8/1/48	108,857
258,728	Fannie Mae, 4.000%, 11/1/48	269,318
13,521	Fannie Mae, 4.000%, 2/1/49	13,832
15,226	Fannie Mae, 4.000%, 3/1/49	15,565
14,333	Fannie Mae, 4.000%, 3/1/49	14,650
106,761	Fannie Mae, 4.000%, 6/1/49	109,856
36,466	Fannie Mae, 4.000%, 9/1/49	37,348
175,191	Fannie Mae, 4.000%, 5/1/50	179,273
69,899	Fannie Mae, 4.000%, 6/1/50	71,454
384,956	Fannie Mae, 4.000%, 7/1/50	395,440
144,412	Fannie Mae, 4.000%, 10/1/50	147,731
299,135	Fannie Mae, 4.000%, 11/1/50	305,759
2,732,155	Fannie Mae, 4.000%, 11/1/50	2,793,512
1,121,224	Fannie Mae, 4.000%, 12/1/50	1,146,051
100,667	Fannie Mae, 4.000%, 1/1/51	103,320
26,363	Fannie Mae, 4.000%, 1/1/51	27,002
603,947	Fannie Mae, 4.000%, 1/1/51	617,325
273,103	Fannie Mae, 4.000%, 2/1/51	279,637
742,932	Fannie Mae, 4.000%, 2/1/51	759,493
962,049	Fannie Mae, 4.000%, 4/1/51	983,417
141,187	Fannie Mae, 4.000%, 5/1/51	145,002
12,389	Fannie Mae, 4.000%, 6/1/51	12,717
1,906,883	Fannie Mae, 4.000%, 6/1/51	1,949,472
352,667	Fannie Mae, 4.000%, 7/1/51	360,420
2,378,947	Fannie Mae, 4.000%, 7/1/51	2,442,017
5,046,560	Fannie Mae, 4.000%, 7/1/51	5,158,139
214,751	Fannie Mae, 4.000%, 8/1/51	220,246
6,695,709	Fannie Mae, 4.000%, 8/1/51	6,845,067
196,635	Fannie Mae, 4.000%, 9/1/51	201,042
96,095	Fannie Mae, 4.000%, 10/1/51	98,430
126,000,000	Fannie Mae, 4.000%, 4/1/52 (TBA)	128,716,875
70,000,000	Fannie Mae, 4.000%, 5/1/52 (TBA)	71,238,890
53,039	Fannie Mae, 4.500%, 10/1/35	55,951
167,032	Fannie Mae, 4.500%, 8/1/40	176,507
Pioneer Bond Fund |  | 3/31/2244

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
545,857	Fannie Mae, 4.500%, 11/1/40	$ 579,451
145,468	Fannie Mae, 4.500%, 2/1/41	153,280
519,032	Fannie Mae, 4.500%, 4/1/41	552,484
22,576	Fannie Mae, 4.500%, 5/1/41	24,039
959,132	Fannie Mae, 4.500%, 5/1/41	1,018,981
1,370,638	Fannie Mae, 4.500%, 5/1/41	1,460,103
616,958	Fannie Mae, 4.500%, 7/1/41	656,966
1,679,574	Fannie Mae, 4.500%, 1/1/42	1,787,541
1,479,662	Fannie Mae, 4.500%, 1/1/42	1,574,614
1,076,535	Fannie Mae, 4.500%, 12/1/43	1,146,889
171,226	Fannie Mae, 4.500%, 1/1/47	178,154
285,845	Fannie Mae, 4.500%, 2/1/47	299,209
10,047,182	Fannie Mae, 4.500%, 5/1/49	10,502,644
81,712	Fannie Mae, 4.500%, 6/1/49	85,009
1,480,344	Fannie Mae, 4.500%, 2/1/50	1,546,129
7,070,678	Fannie Mae, 4.500%, 4/1/50	7,387,607
1,347,976	Fannie Mae, 4.500%, 4/1/50	1,412,975
282,000,000	Fannie Mae, 4.500%, 4/1/52 (TBA)	292,530,937
502	Fannie Mae, 5.000%, 9/1/22	512
6,324	Fannie Mae, 5.000%, 3/1/23	6,448
19,353	Fannie Mae, 5.000%, 5/1/23	19,745
29,112	Fannie Mae, 5.000%, 7/1/34	30,050
120,077	Fannie Mae, 5.000%, 10/1/34	129,550
287,501	Fannie Mae, 5.000%, 2/1/39	308,339
222,419	Fannie Mae, 5.000%, 6/1/40	240,838
159,661	Fannie Mae, 5.000%, 6/1/40	172,780
149,625	Fannie Mae, 5.000%, 7/1/40	160,913
209,677	Fannie Mae, 5.000%, 7/1/40	225,837
331,216	Fannie Mae, 5.000%, 7/1/40	358,421
265,691	Fannie Mae, 5.000%, 8/1/40	286,180
915,805	Fannie Mae, 5.000%, 2/1/41	987,447
3,544,480	Fannie Mae, 5.000%, 12/1/44	3,834,493
160,068	Fannie Mae, 5.000%, 6/1/49	168,417
807,305	Fannie Mae, 5.000%, 9/1/49	871,499
3,791,248	Fannie Mae, 5.000%, 9/1/49	4,137,090
238,906	Fannie Mae, 5.000%, 10/1/49	251,664
4,893	Fannie Mae, 5.500%, 6/1/33	5,221
35,568	Fannie Mae, 5.500%, 7/1/33	38,931
213,097	Fannie Mae, 5.500%, 7/1/34	233,378
7,865	Fannie Mae, 5.500%, 10/1/35	8,578
77,906	Fannie Mae, 5.500%, 3/1/36	83,796
45Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
53,418	Fannie Mae, 5.500%, 5/1/36	$ 57,284
61,941	Fannie Mae, 5.500%, 6/1/36	67,815
25,696	Fannie Mae, 5.720%, 11/1/28	25,872
16,634	Fannie Mae, 5.720%, 6/1/29	16,692
7,450	Fannie Mae, 5.900%, 11/1/27	7,476
28,824	Fannie Mae, 5.900%, 4/1/28	28,986
310	Fannie Mae, 6.000%, 9/1/29	337
903	Fannie Mae, 6.000%, 1/1/32	968
4,888	Fannie Mae, 6.000%, 2/1/32	5,400
2,135	Fannie Mae, 6.000%, 3/1/32	2,363
1,284	Fannie Mae, 6.000%, 8/1/32	1,420
212	Fannie Mae, 6.000%, 9/1/32	234
16,550	Fannie Mae, 6.000%, 10/1/32	18,322
4,458	Fannie Mae, 6.000%, 2/1/33	4,759
26,838	Fannie Mae, 6.000%, 3/1/33	29,706
25,615	Fannie Mae, 6.000%, 4/1/33	27,380
46,083	Fannie Mae, 6.000%, 7/1/33	49,236
15,382	Fannie Mae, 6.000%, 11/1/33	17,017
45,858	Fannie Mae, 6.000%, 8/1/34	50,400
12,229	Fannie Mae, 6.000%, 9/1/34	13,150
11,879	Fannie Mae, 6.000%, 9/1/34	13,162
38,677	Fannie Mae, 6.000%, 9/1/34	41,317
1,299	Fannie Mae, 6.000%, 9/1/34	1,395
4,398	Fannie Mae, 6.000%, 10/1/34	4,891
4,526	Fannie Mae, 6.000%, 11/1/34	5,028
33,890	Fannie Mae, 6.000%, 11/1/34	36,216
1,457	Fannie Mae, 6.000%, 2/1/35	1,619
3,017	Fannie Mae, 6.000%, 2/1/35	3,361
66,258	Fannie Mae, 6.000%, 4/1/35	71,908
8,922	Fannie Mae, 6.000%, 5/1/35	9,524
72,386	Fannie Mae, 6.000%, 10/1/35	77,250
35,545	Fannie Mae, 6.000%, 12/1/35	37,930
8,659	Fannie Mae, 6.000%, 12/1/37	9,662
77,500	Fannie Mae, 6.000%, 6/1/38	85,380
6,944	Fannie Mae, 6.000%, 7/1/38	7,410
4,614	Fannie Mae, 6.500%, 7/1/29	5,024
259	Fannie Mae, 6.500%, 1/1/31	278
309	Fannie Mae, 6.500%, 4/1/31	332
1,623	Fannie Mae, 6.500%, 5/1/31	1,743
2,273	Fannie Mae, 6.500%, 9/1/31	2,441
2,217	Fannie Mae, 6.500%, 9/1/31	2,381
Pioneer Bond Fund |  | 3/31/2246

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,416	Fannie Mae, 6.500%, 10/1/31	$ 1,520
58,888	Fannie Mae, 6.500%, 12/1/31	63,234
3,568	Fannie Mae, 6.500%, 2/1/32	3,832
14,046	Fannie Mae, 6.500%, 3/1/32	15,083
38,743	Fannie Mae, 6.500%, 7/1/32	41,602
11,222	Fannie Mae, 6.500%, 7/1/34	12,245
43,494	Fannie Mae, 6.500%, 11/1/37	49,241
13,772	Fannie Mae, 6.500%, 11/1/47	14,228
100	Fannie Mae, 7.000%, 12/1/30	100
3,265	Fannie Mae, 7.000%, 12/1/30	3,426
2,913	Fannie Mae, 7.000%, 4/1/31	3,173
3,686	Fannie Mae, 7.000%, 9/1/31	4,088
11,800	Fannie Mae, 7.000%, 12/1/31	12,057
8,510	Fannie Mae, 7.000%, 1/1/32	9,473
847,022	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	856,688
587,699	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	588,199
3,255,515	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	3,258,298
454,208	Federal Home Loan Mortgage Corp., 3.000%, 2/1/43	454,128
1,107,648	Federal Home Loan Mortgage Corp., 3.000%, 2/1/43	1,108,592
1,218,947	Federal Home Loan Mortgage Corp., 3.000%, 5/1/43	1,218,733
2,811,570	Federal Home Loan Mortgage Corp., 3.000%, 6/1/46	2,800,098
850,730	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	847,265
759,837	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	756,577
2,710,165	Federal Home Loan Mortgage Corp., 3.000%, 2/1/47	2,692,992
568,720	Federal Home Loan Mortgage Corp., 3.000%, 3/1/47	562,896
432,485	Federal Home Loan Mortgage Corp., 3.500%, 4/1/42	440,753
1,167,927	Federal Home Loan Mortgage Corp., 3.500%, 8/1/43	1,193,024
208,477	Federal Home Loan Mortgage Corp., 3.500%, 9/1/44	212,597
47Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,928,214	Federal Home Loan Mortgage Corp., 3.500%, 6/1/45	$ 2,989,957
111,020	Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	113,147
2,562,078	Federal Home Loan Mortgage Corp., 3.500%, 10/1/45	2,615,074
2,609,206	Federal Home Loan Mortgage Corp., 3.500%, 11/1/45	2,661,920
2,983,078	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	3,043,623
4,333,133	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	4,426,539
3,849,453	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	3,927,448
3,529,123	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	3,600,577
5,217,058	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	5,307,290
610,156	Federal Home Loan Mortgage Corp., 3.500%, 1/1/47	621,961
300,679	Federal Home Loan Mortgage Corp., 3.500%, 6/1/47	305,458
4,635,212	Federal Home Loan Mortgage Corp., 4.000%, 11/1/41	4,855,947
65,032	Federal Home Loan Mortgage Corp., 4.000%, 6/1/42	68,061
28,022	Federal Home Loan Mortgage Corp., 4.000%, 7/1/42	29,188
1,476,964	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,547,487
16,952	Federal Home Loan Mortgage Corp., 4.000%, 11/1/42	17,620
230,964	Federal Home Loan Mortgage Corp., 4.000%, 5/1/46	239,484
53,292	Federal Home Loan Mortgage Corp., 4.000%, 5/1/46	54,521
1,327,201	Federal Home Loan Mortgage Corp., 4.000%, 6/1/46	1,382,510
1,348,788	Federal Home Loan Mortgage Corp., 4.000%, 7/1/46	1,405,679
1,259,887	Federal Home Loan Mortgage Corp., 4.000%, 8/1/46	1,307,987
Pioneer Bond Fund |  | 3/31/2248

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
52,384	Federal Home Loan Mortgage Corp., 4.000%, 10/1/46	$ 53,592
401,314	Federal Home Loan Mortgage Corp., 4.000%, 3/1/47	415,414
2,016,102	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	2,097,949
953,333	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	985,842
737,665	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	764,822
332,973	Federal Home Loan Mortgage Corp., 4.000%, 5/1/49	340,997
920,767	Federal Home Loan Mortgage Corp., 4.500%, 11/1/40	979,024
533,154	Federal Home Loan Mortgage Corp., 4.500%, 3/1/42	567,804
54,571	Federal Home Loan Mortgage Corp., 4.500%, 11/1/43	57,913
3,960	Federal Home Loan Mortgage Corp., 5.000%, 11/1/34	4,278
48,069	Federal Home Loan Mortgage Corp., 5.000%, 6/1/35	50,653
116,892	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	126,551
112,945	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	122,274
1,041	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	1,128
2,340	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	2,535
73,968	Federal Home Loan Mortgage Corp., 5.500%, 9/1/33	81,090
3,459	Federal Home Loan Mortgage Corp., 5.500%, 1/1/34	3,750
36,355	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	39,859
3,848	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	4,093
48,634	Federal Home Loan Mortgage Corp., 5.500%, 8/1/35	52,010
13,818	Federal Home Loan Mortgage Corp., 5.500%, 11/1/35	15,128
49Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
399,724	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	$ 439,972
34,608	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	37,331
12,634	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	13,498
17,100	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	18,937
1,407	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	1,511
52,667	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	58,356
8,341	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	8,911
41,360	Federal Home Loan Mortgage Corp., 6.000%, 9/1/33	45,867
19,165	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	20,669
5,034	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	5,483
32,978	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	35,241
7,192	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	7,683
28,744	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	30,904
11,735	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	13,027
157,428	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	174,867
27,444	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	29,320
12,936	Federal Home Loan Mortgage Corp., 6.000%, 4/1/35	13,824
39,436	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	42,136
42,342	Federal Home Loan Mortgage Corp., 6.000%, 4/1/36	45,481
27,433	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	29,343
3,910	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	4,371
Pioneer Bond Fund |  | 3/31/2250

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,949	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	$ 9,674
23,576	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	26,356
39,784	Federal Home Loan Mortgage Corp., 6.000%, 7/1/38	43,418
173	Federal Home Loan Mortgage Corp., 6.500%, 11/1/30	185
139	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	149
970	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	1,082
2,584	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	2,779
3,894	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	4,184
256	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	279
2,957	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	3,177
4,386	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	4,815
47	Federal Home Loan Mortgage Corp., 6.500%, 1/1/33	50
15,135	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	16,696
2,092	Federal Home Loan Mortgage Corp., 7.000%, 9/1/22	2,099
1,223	Federal Home Loan Mortgage Corp., 7.000%, 11/1/30	1,332
70,146	Federal Home Loan Mortgage Corp., 7.000%, 10/1/46	70,074
15,715,889	Freddie Mac Pool, 1.500%, 12/1/41	14,248,888
3,304,741	Freddie Mac Pool, 1.500%, 1/1/42	2,996,351
2,548,781	Freddie Mac Pool, 1.500%, 1/1/42	2,310,937
16,855,998	Freddie Mac Pool, 1.500%, 1/1/42	15,282,522
8,691,240	Freddie Mac Pool, 1.500%, 2/1/42	7,880,210
12,066,858	Freddie Mac Pool, 1.500%, 2/1/42	10,940,810
1,693,847	Freddie Mac Pool, 1.500%, 3/1/42	1,535,779
4,764,624	Freddie Mac Pool, 2.500%, 8/1/51	4,558,518
131,492	Freddie Mac Pool, 3.000%, 2/1/38	130,988
50,060	Freddie Mac Pool, 3.000%, 10/1/48	49,292
51Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,094,888	Freddie Mac Pool, 3.000%, 3/1/52	$ 3,038,026
1,851,151	Freddie Mac Pool, 4.000%, 4/1/47	1,912,597
2,073,050	Freddie Mac Pool, 4.000%, 4/1/47	2,147,440
1,638,436	Freddie Mac Pool, 4.000%, 5/1/47	1,692,823
378,420	Freddie Mac Pool, 4.000%, 6/1/47	390,919
579,942	Freddie Mac Pool, 4.000%, 7/1/47	601,963
1,308,595	Freddie Mac Pool, 4.000%, 10/1/47	1,345,135
983,039	Freddie Mac Pool, 4.000%, 12/1/48	1,006,856
1,467,181	Freddie Mac Pool, 4.000%, 12/1/48	1,501,419
49,166	Freddie Mac Pool, 4.000%, 3/1/49	50,352
234,509	Freddie Mac Pool, 4.000%, 5/1/50	239,937
434,355	Freddie Mac Pool, 4.000%, 6/1/50	445,958
268,309	Freddie Mac Pool, 4.000%, 8/1/50	274,417
237,085	Freddie Mac Pool, 4.000%, 10/1/50	242,787
449,273	Freddie Mac Pool, 4.000%, 2/1/51	461,355
323,960	Freddie Mac Pool, 4.000%, 4/1/51	331,394
201,994	Freddie Mac Pool, 4.000%, 9/1/51	206,468
1,245,792	Freddie Mac Pool, 4.000%, 9/1/51	1,280,392
3,146,508	Freddie Mac Pool, 4.000%, 10/1/51	3,216,141
514,970	Freddie Mac Pool, 4.000%, 10/1/51	527,613
804,863	Freddie Mac Pool, 4.000%, 10/1/51	827,131
392,862	Freddie Mac Pool, 4.500%, 11/1/48	410,231
210,799	Freddie Mac Pool, 4.500%, 6/1/49	219,923
215,392	Freddie Mac Pool, 4.500%, 7/1/49	223,939
1,765,649	Freddie Mac Pool, 4.500%, 7/1/49	1,836,683
1,271,412	Freddie Mac Pool, 4.500%, 8/1/49	1,322,732
1,109,566	Freddie Mac Pool, 5.000%, 9/1/49	1,171,163
2,912,073	Freddie Mac Pool, 5.000%, 10/1/49	3,073,123
384,871	Freddie Mac Pool, 5.000%, 10/1/49	405,034
4,555,866	Freddie Mac Pool, 5.000%, 12/1/49	4,807,281
49,000,000	Ginnie Mae, 2.500%, 4/20/52 (TBA)	47,575,937
78,000,000	Ginnie Mae, 3.000%, 4/20/52 (TBA)	77,160,963
38,000,000	Ginnie Mae, 3.500%, 4/20/52 (TBA)	38,238,242
3,000,000	Ginnie Mae, 4.500%, 4/20/52 (TBA)	3,103,594
3,037,609	Government National Mortgage Association I, 3.500%, 11/15/41	3,117,725
2,070,617	Government National Mortgage Association I, 3.500%, 7/15/42	2,125,240
340,410	Government National Mortgage Association I, 3.500%, 10/15/42	350,671
Pioneer Bond Fund |  | 3/31/2252

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
580,465	Government National Mortgage Association I, 3.500%, 1/15/44	$ 605,857
2,122,934	Government National Mortgage Association I, 3.500%, 1/15/45	2,176,709
783,634	Government National Mortgage Association I, 3.500%, 8/15/46	793,341
6,538	Government National Mortgage Association I, 4.000%, 5/15/39	6,744
1,197	Government National Mortgage Association I, 4.000%, 6/15/39	1,268
1,719	Government National Mortgage Association I, 4.000%, 8/15/40	1,814
136,868	Government National Mortgage Association I, 4.000%, 8/15/40	141,503
1,993	Government National Mortgage Association I, 4.000%, 9/15/40	2,079
2,090	Government National Mortgage Association I, 4.000%, 10/15/40	2,211
7,483	Government National Mortgage Association I, 4.000%, 11/15/40	7,781
17,917	Government National Mortgage Association I, 4.000%, 11/15/40	18,982
6,027	Government National Mortgage Association I, 4.000%, 1/15/41	6,269
21,243	Government National Mortgage Association I, 4.000%, 1/15/41	22,509
3,498	Government National Mortgage Association I, 4.000%, 2/15/41	3,707
24,425	Government National Mortgage Association I, 4.000%, 6/15/41	25,379
44,586	Government National Mortgage Association I, 4.000%, 7/15/41	47,036
104,346	Government National Mortgage Association I, 4.000%, 9/15/41	110,125
4,284	Government National Mortgage Association I, 4.000%, 10/15/41	4,477
4,895	Government National Mortgage Association I, 4.000%, 10/15/41	5,046
1,622	Government National Mortgage Association I, 4.000%, 11/15/41	1,689
1,343	Government National Mortgage Association I, 4.000%, 11/15/41	1,385
53Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,600	Government National Mortgage Association I, 4.000%, 12/15/41	$ 1,676
12,676	Government National Mortgage Association I, 4.000%, 2/15/42	13,234
278,702	Government National Mortgage Association I, 4.000%, 8/15/43	291,688
8,119	Government National Mortgage Association I, 4.000%, 11/15/43	8,376
237,524	Government National Mortgage Association I, 4.000%, 3/15/44	250,669
1,027,771	Government National Mortgage Association I, 4.000%, 3/15/44	1,084,629
22,133	Government National Mortgage Association I, 4.000%, 3/15/44	22,886
3,860	Government National Mortgage Association I, 4.000%, 3/15/44	4,090
694,081	Government National Mortgage Association I, 4.000%, 4/15/44	725,397
3,032	Government National Mortgage Association I, 4.000%, 4/15/44	3,127
5,974	Government National Mortgage Association I, 4.000%, 4/15/44	6,212
96,391	Government National Mortgage Association I, 4.000%, 8/15/44	101,148
704,686	Government National Mortgage Association I, 4.000%, 9/15/44	743,661
37,278	Government National Mortgage Association I, 4.000%, 9/15/44	38,445
25,883	Government National Mortgage Association I, 4.000%, 9/15/44	26,692
55,727	Government National Mortgage Association I, 4.000%, 9/15/44	57,517
16,096	Government National Mortgage Association I, 4.000%, 10/15/44	16,595
156,628	Government National Mortgage Association I, 4.000%, 11/15/44	163,057
566,792	Government National Mortgage Association I, 4.000%, 12/15/44	591,685
207,583	Government National Mortgage Association I, 4.000%, 1/15/45	219,886
387,073	Government National Mortgage Association I, 4.000%, 1/15/45	399,120
Pioneer Bond Fund |  | 3/31/2254

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
141,364	Government National Mortgage Association I, 4.000%, 1/15/45	$ 145,788
399,809	Government National Mortgage Association I, 4.000%, 2/15/45	412,637
497,846	Government National Mortgage Association I, 4.000%, 2/15/45	515,327
1,055,933	Government National Mortgage Association I, 4.000%, 3/15/45	1,103,803
828,445	Government National Mortgage Association I, 4.000%, 4/15/45	873,992
885,069	Government National Mortgage Association I, 4.000%, 5/15/45	925,266
1,418,746	Government National Mortgage Association I, 4.000%, 6/15/45	1,496,306
189,392	Government National Mortgage Association I, 4.000%, 7/15/45	200,606
230,648	Government National Mortgage Association I, 4.000%, 8/15/45	241,057
38,533	Government National Mortgage Association I, 4.500%, 6/15/25	38,967
19,725	Government National Mortgage Association I, 4.500%, 7/15/33	21,180
59,309	Government National Mortgage Association I, 4.500%, 9/15/33	63,707
72,283	Government National Mortgage Association I, 4.500%, 10/15/33	77,619
65,222	Government National Mortgage Association I, 4.500%, 10/15/33	69,482
7,816	Government National Mortgage Association I, 4.500%, 2/15/34	8,330
7,529	Government National Mortgage Association I, 4.500%, 3/15/35	8,015
73,817	Government National Mortgage Association I, 4.500%, 4/15/35	79,081
34,216	Government National Mortgage Association I, 4.500%, 10/15/35	36,683
41,374	Government National Mortgage Association I, 4.500%, 4/15/38	44,098
397,154	Government National Mortgage Association I, 4.500%, 12/15/39	424,684
149,871	Government National Mortgage Association I, 4.500%, 1/15/40	161,548
55Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
62,766	Government National Mortgage Association I, 4.500%, 9/15/40	$ 67,807
231,649	Government National Mortgage Association I, 4.500%, 10/15/40	248,715
103,433	Government National Mortgage Association I, 4.500%, 4/15/41	110,229
314,673	Government National Mortgage Association I, 4.500%, 5/15/41	338,649
183,605	Government National Mortgage Association I, 4.500%, 6/15/41	197,083
125,934	Government National Mortgage Association I, 4.500%, 7/15/41	135,529
108,339	Government National Mortgage Association I, 4.500%, 8/15/41	116,283
26,888	Government National Mortgage Association I, 5.000%, 7/15/33	29,227
26,925	Government National Mortgage Association I, 5.000%, 9/15/33	29,606
29,847	Government National Mortgage Association I, 5.000%, 4/15/34	32,838
195,101	Government National Mortgage Association I, 5.000%, 4/15/35	214,675
62,066	Government National Mortgage Association I, 5.000%, 7/15/40	68,289
32,198	Government National Mortgage Association I, 5.500%, 1/15/29	34,379
4,059	Government National Mortgage Association I, 5.500%, 6/15/33	4,354
22,718	Government National Mortgage Association I, 5.500%, 7/15/33	25,134
18,393	Government National Mortgage Association I, 5.500%, 7/15/33	19,992
7,695	Government National Mortgage Association I, 5.500%, 8/15/33	8,563
36,244	Government National Mortgage Association I, 5.500%, 8/15/33	38,976
11,750	Government National Mortgage Association I, 5.500%, 8/15/33	13,014
21,922	Government National Mortgage Association I, 5.500%, 9/15/33	23,428
26,210	Government National Mortgage Association I, 5.500%, 9/15/33	28,054
Pioneer Bond Fund |  | 3/31/2256

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
24,159	Government National Mortgage Association I, 5.500%, 10/15/33	$ 25,896
22,784	Government National Mortgage Association I, 5.500%, 10/15/33	25,187
111,933	Government National Mortgage Association I, 5.500%, 7/15/34	123,844
15,961	Government National Mortgage Association I, 5.500%, 10/15/34	17,217
148,935	Government National Mortgage Association I, 5.500%, 11/15/34	165,300
64,400	Government National Mortgage Association I, 5.500%, 1/15/35	70,510
11,106	Government National Mortgage Association I, 5.500%, 2/15/35	11,999
31,462	Government National Mortgage Association I, 5.500%, 2/15/35	33,622
25,755	Government National Mortgage Association I, 5.500%, 6/15/35	27,514
161,535	Government National Mortgage Association I, 5.500%, 7/15/35	180,303
17,184	Government National Mortgage Association I, 5.500%, 10/15/35	18,803
46,638	Government National Mortgage Association I, 5.500%, 10/15/35	50,998
14,383	Government National Mortgage Association I, 5.500%, 2/15/37	16,066
25,927	Government National Mortgage Association I, 6.000%, 12/15/23	26,679
1,888	Government National Mortgage Association I, 6.000%, 1/15/24	2,010
12,392	Government National Mortgage Association I, 6.000%, 4/15/28	13,597
66,176	Government National Mortgage Association I, 6.000%, 9/15/28	71,264
2,644	Government National Mortgage Association I, 6.000%, 10/15/28	2,829
21,314	Government National Mortgage Association I, 6.000%, 2/15/29	22,787
19,032	Government National Mortgage Association I, 6.000%, 2/15/29	20,649
7,957	Government National Mortgage Association I, 6.000%, 11/15/31	8,739
57Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
503	Government National Mortgage Association I, 6.000%, 3/15/32	$ 546
2,186	Government National Mortgage Association I, 6.000%, 8/15/32	2,383
16,739	Government National Mortgage Association I, 6.000%, 9/15/32	17,887
69,977	Government National Mortgage Association I, 6.000%, 9/15/32	74,727
57,188	Government National Mortgage Association I, 6.000%, 9/15/32	61,067
4,927	Government National Mortgage Association I, 6.000%, 10/15/32	5,261
14,892	Government National Mortgage Association I, 6.000%, 10/15/32	16,114
4,637	Government National Mortgage Association I, 6.000%, 11/15/32	4,950
3,220	Government National Mortgage Association I, 6.000%, 11/15/32	3,442
119,207	Government National Mortgage Association I, 6.000%, 12/15/32	127,423
4,613	Government National Mortgage Association I, 6.000%, 12/15/32	4,935
95,498	Government National Mortgage Association I, 6.000%, 12/15/32	102,206
27,107	Government National Mortgage Association I, 6.000%, 12/15/32	28,991
5,567	Government National Mortgage Association I, 6.000%, 12/15/32	6,020
29,134	Government National Mortgage Association I, 6.000%, 12/15/32	31,115
78,037	Government National Mortgage Association I, 6.000%, 12/15/32	83,325
62,893	Government National Mortgage Association I, 6.000%, 1/15/33	70,539
15,020	Government National Mortgage Association I, 6.000%, 1/15/33	16,108
42,596	Government National Mortgage Association I, 6.000%, 2/15/33	46,493
64,156	Government National Mortgage Association I, 6.000%, 2/15/33	69,763
41,644	Government National Mortgage Association I, 6.000%, 2/15/33	44,525
Pioneer Bond Fund |  | 3/31/2258

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
12,535	Government National Mortgage Association I, 6.000%, 2/15/33	$ 14,039
47,189	Government National Mortgage Association I, 6.000%, 3/15/33	52,951
45,263	Government National Mortgage Association I, 6.000%, 3/15/33	50,775
21,324	Government National Mortgage Association I, 6.000%, 3/15/33	23,188
38,700	Government National Mortgage Association I, 6.000%, 3/15/33	41,406
11,285	Government National Mortgage Association I, 6.000%, 3/15/33	12,049
48,097	Government National Mortgage Association I, 6.000%, 3/15/33	52,554
204,069	Government National Mortgage Association I, 6.000%, 3/15/33	223,670
88,602	Government National Mortgage Association I, 6.000%, 3/15/33	99,369
7,610	Government National Mortgage Association I, 6.000%, 4/15/33	8,123
15,988	Government National Mortgage Association I, 6.000%, 4/15/33	17,088
47,364	Government National Mortgage Association I, 6.000%, 5/15/33	50,774
3,961	Government National Mortgage Association I, 6.000%, 6/15/33	4,360
23,193	Government National Mortgage Association I, 6.000%, 9/15/33	25,727
2,077	Government National Mortgage Association I, 6.000%, 9/15/33	2,218
498	Government National Mortgage Association I, 6.000%, 9/15/33	530
11,712	Government National Mortgage Association I, 6.000%, 10/15/33	12,522
38,436	Government National Mortgage Association I, 6.000%, 11/15/33	41,049
82,889	Government National Mortgage Association I, 6.000%, 3/15/34	89,891
17,544	Government National Mortgage Association I, 6.000%, 6/15/34	19,259
12,845	Government National Mortgage Association I, 6.000%, 8/15/34	14,304
59Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
37,450	Government National Mortgage Association I, 6.000%, 8/15/34	$ 39,997
7,269	Government National Mortgage Association I, 6.000%, 9/15/34	7,849
31,304	Government National Mortgage Association I, 6.000%, 9/15/34	33,473
56,456	Government National Mortgage Association I, 6.000%, 9/15/34	62,476
82,793	Government National Mortgage Association I, 6.000%, 10/15/34	88,503
36,540	Government National Mortgage Association I, 6.000%, 10/15/34	39,223
39,992	Government National Mortgage Association I, 6.000%, 10/15/34	42,763
49,424	Government National Mortgage Association I, 6.000%, 11/15/34	53,599
297,574	Government National Mortgage Association I, 6.000%, 9/15/35	329,059
79,350	Government National Mortgage Association I, 6.000%, 8/15/36	88,980
35,690	Government National Mortgage Association I, 6.000%, 10/15/36	38,811
15,407	Government National Mortgage Association I, 6.000%, 11/15/37	17,153
12,247	Government National Mortgage Association I, 6.000%, 8/15/38	13,108
2,982	Government National Mortgage Association I, 6.500%, 10/15/24	3,083
3,245	Government National Mortgage Association I, 6.500%, 4/15/28	3,468
22,862	Government National Mortgage Association I, 6.500%, 4/15/28	24,437
3,036	Government National Mortgage Association I, 6.500%, 6/15/28	3,269
2,460	Government National Mortgage Association I, 6.500%, 8/15/28	2,629
3,780	Government National Mortgage Association I, 6.500%, 10/15/28	4,040
1,553	Government National Mortgage Association I, 6.500%, 10/15/28	1,659
13,962	Government National Mortgage Association I, 6.500%, 1/15/29	14,920
Pioneer Bond Fund |  | 3/31/2260

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,934	Government National Mortgage Association I, 6.500%, 2/15/29	$ 3,135
5,087	Government National Mortgage Association I, 6.500%, 2/15/29	5,437
506	Government National Mortgage Association I, 6.500%, 2/15/29	541
1,098	Government National Mortgage Association I, 6.500%, 3/15/29	1,173
1,181	Government National Mortgage Association I, 6.500%, 3/15/29	1,262
4,694	Government National Mortgage Association I, 6.500%, 3/15/29	5,017
15,805	Government National Mortgage Association I, 6.500%, 3/15/29	16,890
10,319	Government National Mortgage Association I, 6.500%, 3/15/29	11,028
20,503	Government National Mortgage Association I, 6.500%, 5/15/29	22,241
715	Government National Mortgage Association I, 6.500%, 5/15/29	764
658	Government National Mortgage Association I, 6.500%, 5/15/29	703
20,129	Government National Mortgage Association I, 6.500%, 4/15/31	21,511
5,500	Government National Mortgage Association I, 6.500%, 5/15/31	6,058
29,013	Government National Mortgage Association I, 6.500%, 5/15/31	31,005
5,911	Government National Mortgage Association I, 6.500%, 5/15/31	6,480
3,828	Government National Mortgage Association I, 6.500%, 6/15/31	4,091
9,871	Government National Mortgage Association I, 6.500%, 7/15/31	10,548
20,174	Government National Mortgage Association I, 6.500%, 8/15/31	21,559
8,464	Government National Mortgage Association I, 6.500%, 9/15/31	9,045
3,241	Government National Mortgage Association I, 6.500%, 10/15/31	3,464
27,011	Government National Mortgage Association I, 6.500%, 10/15/31	28,865
61Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,163	Government National Mortgage Association I, 6.500%, 10/15/31	$ 3,380
2,172	Government National Mortgage Association I, 6.500%, 11/15/31	2,321
33,526	Government National Mortgage Association I, 6.500%, 11/15/31	36,188
48,074	Government National Mortgage Association I, 6.500%, 1/15/32	51,732
10,507	Government National Mortgage Association I, 6.500%, 1/15/32	11,228
8,138	Government National Mortgage Association I, 6.500%, 2/15/32	8,894
12,938	Government National Mortgage Association I, 6.500%, 2/15/32	14,160
2,436	Government National Mortgage Association I, 6.500%, 2/15/32	2,604
6,511	Government National Mortgage Association I, 6.500%, 2/15/32	6,970
15,411	Government National Mortgage Association I, 6.500%, 2/15/32	16,469
7,497	Government National Mortgage Association I, 6.500%, 3/15/32	8,012
30,767	Government National Mortgage Association I, 6.500%, 3/15/32	32,879
5,145	Government National Mortgage Association I, 6.500%, 4/15/32	5,498
7,024	Government National Mortgage Association I, 6.500%, 4/15/32	7,506
19,030	Government National Mortgage Association I, 6.500%, 4/15/32	20,772
1,841	Government National Mortgage Association I, 6.500%, 5/15/32	1,968
2,267	Government National Mortgage Association I, 6.500%, 5/15/32	2,422
4,482	Government National Mortgage Association I, 6.500%, 5/15/32	4,888
1,756	Government National Mortgage Association I, 6.500%, 5/15/32	1,877
2,915	Government National Mortgage Association I, 6.500%, 6/15/32	3,115
5,704	Government National Mortgage Association I, 6.500%, 6/15/32	6,095
Pioneer Bond Fund |  | 3/31/2262

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,659	Government National Mortgage Association I, 6.500%, 7/15/32	$ 8,185
56,266	Government National Mortgage Association I, 6.500%, 7/15/32	62,063
6,864	Government National Mortgage Association I, 6.500%, 7/15/32	7,578
15,993	Government National Mortgage Association I, 6.500%, 8/15/32	17,451
26,026	Government National Mortgage Association I, 6.500%, 8/15/32	27,813
2,974	Government National Mortgage Association I, 6.500%, 8/15/32	3,180
23,361	Government National Mortgage Association I, 6.500%, 9/15/32	24,971
10,647	Government National Mortgage Association I, 6.500%, 9/15/32	11,555
28,649	Government National Mortgage Association I, 6.500%, 9/15/32	30,616
15,006	Government National Mortgage Association I, 6.500%, 10/15/32	16,036
21,725	Government National Mortgage Association I, 6.500%, 11/15/32	24,010
126,609	Government National Mortgage Association I, 6.500%, 12/15/32	139,362
140,470	Government National Mortgage Association I, 6.500%, 1/15/33	155,560
1,351	Government National Mortgage Association I, 6.500%, 1/15/33	1,474
15,678	Government National Mortgage Association I, 6.500%, 5/15/33	16,755
713	Government National Mortgage Association I, 6.500%, 10/15/33	762
90,458	Government National Mortgage Association I, 6.500%, 6/15/34	96,745
31,066	Government National Mortgage Association I, 6.500%, 4/15/35	33,199
5,281	Government National Mortgage Association I, 6.500%, 6/15/35	5,727
14,894	Government National Mortgage Association I, 6.500%, 7/15/35	16,110
53,765	Government National Mortgage Association I, 6.500%, 7/15/35	57,456
63Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,493	Government National Mortgage Association I, 7.000%, 8/15/23	$ 2,541
10,053	Government National Mortgage Association I, 7.000%, 9/15/24	10,367
2,947	Government National Mortgage Association I, 7.000%, 7/15/25	3,029
2,010	Government National Mortgage Association I, 7.000%, 11/15/26	2,124
4,571	Government National Mortgage Association I, 7.000%, 6/15/27	4,856
4,731	Government National Mortgage Association I, 7.000%, 1/15/28	4,979
3,575	Government National Mortgage Association I, 7.000%, 2/15/28	3,616
3,169	Government National Mortgage Association I, 7.000%, 4/15/28	3,181
6,650	Government National Mortgage Association I, 7.000%, 7/15/28	7,030
422	Government National Mortgage Association I, 7.000%, 8/15/28	451
5,659	Government National Mortgage Association I, 7.000%, 11/15/28	6,161
16,798	Government National Mortgage Association I, 7.000%, 11/15/28	18,178
15,320	Government National Mortgage Association I, 7.000%, 4/15/29	15,646
14,163	Government National Mortgage Association I, 7.000%, 4/15/29	14,825
16,044	Government National Mortgage Association I, 7.000%, 5/15/29	16,253
3,895	Government National Mortgage Association I, 7.000%, 7/15/29	4,096
29,540	Government National Mortgage Association I, 7.000%, 11/15/29	31,263
13,191	Government National Mortgage Association I, 7.000%, 12/15/30	14,454
326	Government National Mortgage Association I, 7.000%, 12/15/30	327
1,361	Government National Mortgage Association I, 7.000%, 12/15/30	1,377
28,553	Government National Mortgage Association I, 7.000%, 12/15/30	28,868
Pioneer Bond Fund |  | 3/31/2264

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
32,414	Government National Mortgage Association I, 7.000%, 1/15/31	$ 32,709
3,261	Government National Mortgage Association I, 7.000%, 3/15/31	3,311
10,540	Government National Mortgage Association I, 7.000%, 6/15/31	11,715
1,290	Government National Mortgage Association I, 7.000%, 7/15/31	1,423
63,317	Government National Mortgage Association I, 7.000%, 8/15/31	70,249
7,669	Government National Mortgage Association I, 7.000%, 9/15/31	7,857
11,899	Government National Mortgage Association I, 7.000%, 9/15/31	12,614
6,250	Government National Mortgage Association I, 7.000%, 11/15/31	6,441
33,082	Government National Mortgage Association I, 7.000%, 3/15/32	35,373
26,875	Government National Mortgage Association I, 7.000%, 4/15/32	28,712
41,620	Government National Mortgage Association I, 7.000%, 5/15/32	46,835
160	Government National Mortgage Association I, 7.500%, 3/15/23	161
5,570	Government National Mortgage Association I, 7.500%, 10/15/23	5,715
505	Government National Mortgage Association I, 7.500%, 6/15/24	511
4,112	Government National Mortgage Association I, 7.500%, 8/15/25	4,127
975	Government National Mortgage Association I, 7.500%, 9/15/25	1,019
3,081	Government National Mortgage Association I, 7.500%, 2/15/27	3,129
11,434	Government National Mortgage Association I, 7.500%, 3/15/27	12,250
19,223	Government National Mortgage Association I, 7.500%, 10/15/27	20,398
9,818	Government National Mortgage Association I, 7.500%, 6/15/29	10,472
4,959	Government National Mortgage Association I, 7.500%, 8/15/29	4,978
65Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,399	Government National Mortgage Association I, 7.500%, 9/15/29	$ 8,431
12,103	Government National Mortgage Association I, 7.500%, 2/15/31	12,425
10,926	Government National Mortgage Association I, 7.500%, 2/15/31	10,970
4,944	Government National Mortgage Association I, 7.500%, 3/15/31	5,064
12,983	Government National Mortgage Association I, 7.500%, 12/15/31	13,382
1,629	Government National Mortgage Association I, 7.750%, 2/15/30	1,644
38	Government National Mortgage Association I, 9.000%, 6/15/22	38
162,988	Government National Mortgage Association II, 3.500%, 3/20/45	164,925
313,031	Government National Mortgage Association II, 3.500%, 4/20/45	319,333
622,690	Government National Mortgage Association II, 3.500%, 4/20/45	631,460
237,284	Government National Mortgage Association II, 3.500%, 4/20/45	241,643
751,109	Government National Mortgage Association II, 3.500%, 3/20/46	766,368
2,288,313	Government National Mortgage Association II, 4.000%, 7/20/44	2,405,912
82,529	Government National Mortgage Association II, 4.000%, 9/20/44	86,768
551,510	Government National Mortgage Association II, 4.000%, 10/20/44	579,830
1,697,218	Government National Mortgage Association II, 4.000%, 10/20/46	1,768,487
1,022,709	Government National Mortgage Association II, 4.000%, 2/20/48	1,070,559
1,370,367	Government National Mortgage Association II, 4.000%, 4/20/48	1,434,471
19,991	Government National Mortgage Association II, 4.500%, 12/20/34	21,267
105,833	Government National Mortgage Association II, 4.500%, 1/20/35	112,786
17,329	Government National Mortgage Association II, 4.500%, 3/20/35	18,465
Pioneer Bond Fund |  | 3/31/2266

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
434,395	Government National Mortgage Association II, 4.500%, 9/20/41	$ 463,247
1,557,229	Government National Mortgage Association II, 4.500%, 9/20/44	1,645,565
585,173	Government National Mortgage Association II, 4.500%, 10/20/44	623,326
1,192,525	Government National Mortgage Association II, 4.500%, 11/20/44	1,274,305
1,414,418	Government National Mortgage Association II, 4.500%, 2/20/48	1,484,662
74,223	Government National Mortgage Association II, 5.500%, 3/20/34	82,406
60,382	Government National Mortgage Association II, 5.500%, 4/20/34	67,001
38,525	Government National Mortgage Association II, 5.500%, 10/20/37	40,935
55,203	Government National Mortgage Association II, 5.750%, 6/20/33	58,525
16,096	Government National Mortgage Association II, 5.900%, 1/20/28	17,046
27,820	Government National Mortgage Association II, 5.900%, 7/20/28	29,259
7,409	Government National Mortgage Association II, 6.000%, 10/20/31	8,032
35,223	Government National Mortgage Association II, 6.000%, 1/20/33	39,088
39,638	Government National Mortgage Association II, 6.000%, 10/20/33	44,005
22,829	Government National Mortgage Association II, 6.000%, 6/20/34	25,346
57,983	Government National Mortgage Association II, 6.450%, 1/20/33	61,147
2,215	Government National Mortgage Association II, 6.500%, 1/20/24	2,263
14,812	Government National Mortgage Association II, 6.500%, 8/20/28	15,876
710	Government National Mortgage Association II, 6.500%, 2/20/29	765
271	Government National Mortgage Association II, 6.500%, 3/20/29	289
8,917	Government National Mortgage Association II, 6.500%, 4/20/29	9,497
67Pioneer Bond Fund |  | 3/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,781	Government National Mortgage Association II, 6.500%, 4/20/31	$ 5,210
3,460	Government National Mortgage Association II, 6.500%, 6/20/31	3,778
16,075	Government National Mortgage Association II, 6.500%, 10/20/32	17,844
22,270	Government National Mortgage Association II, 6.500%, 3/20/34	24,700
2,016	Government National Mortgage Association II, 7.000%, 5/20/26	2,115
6,986	Government National Mortgage Association II, 7.000%, 8/20/27	7,500
6,623	Government National Mortgage Association II, 7.000%, 6/20/28	7,090
27,357	Government National Mortgage Association II, 7.000%, 11/20/28	29,305
26,684	Government National Mortgage Association II, 7.000%, 1/20/29	28,901
2,500	Government National Mortgage Association II, 7.000%, 2/20/29	2,680
734	Government National Mortgage Association II, 7.000%, 12/20/30	798
4,017	Government National Mortgage Association II, 7.000%, 1/20/31	4,409
2,098	Government National Mortgage Association II, 7.000%, 3/20/31	2,314
13,310	Government National Mortgage Association II, 7.000%, 7/20/31	14,930
4,579	Government National Mortgage Association II, 7.000%, 11/20/31	5,055
4,684	Government National Mortgage Association II, 7.500%, 5/20/30	5,182
1,619	Government National Mortgage Association II, 7.500%, 6/20/30	1,768
2,146	Government National Mortgage Association II, 7.500%, 7/20/30	2,317
4,625	Government National Mortgage Association II, 7.500%, 8/20/30	5,175
2,467	Government National Mortgage Association II, 7.500%, 12/20/30	2,765
5	Government National Mortgage Association II, 8.000%, 5/20/25	5
Pioneer Bond Fund |  | 3/31/2268

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
823	Government National Mortgage Association II, 9.000%, 11/20/24	$ 826
360,000,000(f)	U.S. Treasury Bills, 4/5/22	359,994,398
200,000,000(f)	U.S. Treasury Bills, 4/12/22	199,991,138
40,000,000(f)	U.S. Treasury Bills, 4/14/22	39,997,617
300,000,000(f)	U.S. Treasury Bills, 4/21/22	299,978,751
200,000,000(f)	U.S. Treasury Bills, 4/26/22	199,982,292
200,000,000(f)	U.S. Treasury Bills, 5/17/22	199,941,222
44,400,000	U.S. Treasury Notes, 0.125%, 10/31/22	44,132,906
31,428,700	U.S. Treasury Notes, 0.625%, 8/15/30	27,322,098
	Total U.S. Government and Agency Obligations (Cost $3,217,625,835)	$3,184,102,326

Shares
	SHORT TERM INVESTMENTS — 1.3% of Net Assets
	Open-End Fund — 1.3%
70,920,440(l)	Dreyfus Government Cash Management, Institutional Shares, 0.19%	$ 70,920,440
		$70,920,440
	TOTAL SHORT TERM INVESTMENTS (Cost $70,920,440)	$70,920,440
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 124.9% (Cost $7,014,906,544)	$6,805,543,892
	OTHER ASSETS AND LIABILITIES — (24.9)%	$(1,355,568,401)
	net assets — 100.0%	$5,449,975,491

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
69Pioneer Bond Fund |  | 3/31/22

REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2022, the value of these securities amounted to $2,279,177,192, or 41.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2022.
(b)	This term loan will settle after March 31, 2022, at which time the interest rate will be determined.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2022.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2022.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Issued as participation notes.
(j)	Non-income producing security.
(k)	Issued as preference shares.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2022.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Adare Re 2022	12/30/2021	$1,006,000	$1,018,071
Akibare Re	1/24/2022	499,916	498,500
Alamo Re	11/9/2021	2,029,425	2,005,600
Alturas Re 2019-1	12/20/2018	2,200	10,061
Alturas Re 2019-2	12/19/2018	34,018	11,716
Alturas Re 2019-3	6/26/2019	24,550	5,775
Alturas Re 2020-1A	12/27/2019	285,668	9,827
Pioneer Bond Fund |  | 3/31/2270

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2020-1B	1/1/2020	$363,577	$12,507
Alturas Re 2020-2	1/1/2020	540,698	255,682
Alturas Re 2020-3	8/3/2020	—	3,428
Alturas Re 2021-2	2/16/2021	206,902	—
Alturas Re 2021-3	8/16/2021	213,682	195,198
Alturas Re 2022-2	1/18/2022	3,752,400	3,801,181
Ballybunion Re 2020	12/31/2019	548,976	903,792
Ballybunion Re 2021-3	8/4/2021	2,250,000	2,281,500
Ballybunion Re 2022	3/9/2022	1,750,000	1,767,500
Bantry Re 2016	2/6/2019	120,900	120,900
Bantry Re 2019	2/1/2019	—	169,818
Bantry Re 2020	2/4/2020	—	310,864
Bantry Re 2021	1/11/2021	828,427	757,000
Bantry Re 2022	2/2/2022	4,171,573	4,243,048
Berwick Re 2018-1	1/10/2018	1,488,753	787,862
Berwick Re 2019-1	12/31/2018	870,105	870,167
Berwick Re 2020-1	9/24/2020	—	300
Berwick Re 2022	12/28/2021	4,500,000	4,566,216
Bonanza Re	3/11/2022	250,000	249,875
Bowline Re 2018-1	5/10/2018	2,000,000	2,004,800
Caelus Re V	4/27/2017	100,000	75,000
Cape Lookout Re	11/10/2021	3,622,135	3,561,005
Carnoustie Re 2020	7/16/2020	91,015	271,200
Carnoustie Re 2021	1/25/2021	62,107	87,865
Carnoustie Re 2022	1/20/2022	1,000,000	1,021,302
Denning Re 2021	7/28/2021	1,956,584	2,003,334
Dingle Re 2020	2/13/2020	—	72,205
Eden Re II	1/22/2019	6,926	146,371
Eden Re II	12/23/2019	640,000	340,480
Eden Re II	12/16/2019	210,000	106,470
Eden Re II	12/14/2018	1,728	15,014
Eden Re II	1/25/2021	2,250,000	1,946,250
Eden Re II	1/21/2022	5,200,000	5,200,000
FloodSmart Re	2/9/2021	759,375	730,425
FloodSmart Re	2/16/2021	1,250,000	1,226,875
FloodSmart Re	2/14/2022	2,000,000	1,989,800
Formby Re 2018	7/9/2018	140,826	184,200
Four Lakes Re	12/15/2021	500,000	496,000
Gleneagles Re 2018	12/27/2017	80,273	118,300
Gleneagles Re 2019	12/31/2018	—	19,818
Gleneagles Re 2020	6/16/2020	9,838	124,929
Gleneagles Re 2021	1/13/2021	322,305	299,430
Gleneagles Re 2022	1/18/2022	1,250,000	1,266,317
Gullane Re 2018	3/26/2018	—	131,133
71Pioneer Bond Fund |  | 3/31/22

Restricted Securities	Acquisition date	Cost	Value
Gullane Re 2022	2/14/2022	$6,000,000	$6,223,274
Harambee Re 2018	12/19/2017	42,461	1,600
Harambee Re 2019	12/20/2018	—	3,500
Harambee Re 2020	2/27/2020	38,121	136,400
Herbie Re	10/19/2020	500,000	510,750
Integrity Re	11/29/2021	3,526,125	3,505,250
International Bank for Reconstruction & Development	2/28/2020	250,000	252,600
Limestone Re	6/20/2018	1,101	—
Limestone Re	12/15/2016	11,622	—
Limestone Re 2020-1	12/27/2019	7,100	59,924
Limestone Re 2020-1	12/15/2016	2,400	20,256
Lion Rock Re 2019	12/17/2018	—	—
Lion Rock Re 2020	3/27/2020	—	—
Lion Rock Re 2021	3/1/2021	429,564	320,000
Long Point Re III	11/24/2021	7,921,800	7,896,050
Lorenz Re 2018	6/26/2018	954,841	—
Lorenz Re 2019	6/26/2019	939,444	347,209
Lorenz Re 2020	8/11/2020	149,697	169,914
Lorenz Re 2020	8/12/2020	121,877	138,538
Matterhorn Re	1/29/2020	1,248,112	1,194,625
Matterhorn Re	12/15/2021	250,000	248,275
Matterhorn Re	3/10/2022	2,000,000	1,999,000
Matterhorn Re	3/10/2022	1,000,000	999,500
Merion Re 2018-2	12/28/2017	288,065	1,158,500
Merion Re 2021-2	12/28/2020	2,448,845	1,953,900
Merion Re 2022-1	1/25/2022	214,942	222,804
Merion Re 2022-2	3/1/2022	6,551,154	6,639,303
Oakmont Re 2017	5/10/2017	—	29,400
Oakmont Re 2020	12/3/2020	5,656,526	5,858,892
Old Head Re 2022	1/6/2022	188,289	203,516
Pangaea Re 2016-2	5/31/2016	—	5,350
Pangaea Re 2018-1	12/26/2017	543,427	80,007
Pangaea Re 2018-3	5/31/2018	1,565,597	134,832
Pangaea Re 2019-1	1/9/2019	42,174	83,704
Pangaea Re 2019-3	7/25/2019	143,386	171,924
Pangaea Re 2020-1	1/21/2020	—	84,354
Pangaea Re 2020-3	9/2/2020	—	70,391
Pangaea Re 2021-1	1/19/2021	272,754	144,254
Pangaea Re 2022-1	1/11/2022	4,727,246	4,727,246
Phoenician Re	12/1/2021	1,000,000	993,600
Phoenix One Re	12/21/2020	1,250,000	1,335,000
Pine Valley Re 2022	1/12/2022	911,513	923,050
Sanders Re II	11/23/2021	2,754,375	2,740,100
Pioneer Bond Fund |  | 3/31/2272

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Sector Re V	12/4/2018	$258,402	$153,293
Sector Re V	1/1/2020	99,999	290,016
Sector Re V	12/14/2018	55,780	35,760
Sector Re V	4/23/2019	600,000	455,036
Sector Re V	5/1/2019	1,914	45,432
Sector Re V	12/4/2019	200,000	580,038
Sector Re V	4/24/2020	533	28,830
Sector Re V	4/29/2020	959	51,873
Sector Re V	4/29/2020	3,490	46,927
Sector Re V	12/4/2020	3,326	161,345
Sector Re V	12/21/2020	5,986	290,382
Sector Re V	12/6/2021	500,000	509,343
Sector Re V	1/5/2022	4,199,987	4,278,471
Shadow Creek Re 2021	8/31/2021	—	7,593
Sussex Re 2020-1	1/21/2020	—	77,248
Sussex Re 2021-1	1/26/2021	171,235	192,500
Thopas Re 2019	12/21/2018	—	—
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	12/30/2020	—	—
Thopas Re 2022	2/15/2022	4,000,000	4,082,400
Torricelli Re 2021	7/2/2021	4,228,426	4,127,367
Vermillion Re 2022	2/22/2022	2,866,500	2,899,788
Versutus Re 2018	1/31/2018	—	2,400
Versutus Re 2019-A	1/28/2019	—	1,059
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	78,899	—
Viribus Re 2019	12/27/2018	—	95,630
Viribus Re 2020	3/12/2020	421,904	182,141
Viribus Re 2021	2/1/2021	3,717,666	3,763,021
Vitality Re X	2/3/2020	2,499,172	2,477,750
Vitality Re XI	1/31/2020	996,071	980,000
Walton Health Re 2018	6/25/2018	353,440	44,047
Walton Health Re 2019	7/18/2019	213,922	292,110
Woburn Re 2018	3/20/2018	545,131	89,824
Woburn Re 2019	1/30/2019	952,410	1,124,567
Total Restricted Securities			$127,247,894
% of Net assets			2.3%
73Pioneer Bond Fund |  | 3/31/22

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,071	U.S. 2 Year Note (CBT)	6/30/22	$229,924,484	$226,968,329	$(2,956,155)
6,827	U.S. 5 Year Note (CBT)	6/30/22	799,075,492	782,971,562	(16,103,930)
2,189	U.S. Ultra Bond (CBT)	6/21/22	402,141,835	387,726,625	(14,415,210)
9	U.S. Long Bond (CBT)	6/21/22	1,388,911	1,350,563	(38,348)
			$1,432,530,722	$1,399,017,079	$(33,513,643)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,102	U.S. 10 Year Note (CBT)	6/21/22	$(139,633,024)	$(135,408,250)	$4,224,774
2,316	U.S. 10 Year Ultra Bond (CBT)	6/21/22	(322,411,733)	(313,745,625)	8,666,108
			$(462,044,757)	$(449,153,875)	$12,890,882
TOTAL FUTURES CONTRACTS			$970,485,965	$949,863,204	$(20,622,761)
Pioneer Bond Fund |  | 3/31/2274

Schedule of Investments  |  3/31/22
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
585,330,000	Markit CDX North America High Yield Index Series 38	Pay	5.00%	6/20/27	$(33,207,319)	$822,311	$(32,385,008)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(33,207,319)	$822,311	$(32,385,008)
TOTAL SWAP CONTRACTS					$(33,207,319)	$822,311	$(32,385,008)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
75Pioneer Bond Fund |  | 3/31/22

The following is a summary of the inputs used as of March 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$27,555,490	$—	$27,555,490
Asset Backed Securities	—	452,963,041	—	452,963,041
Collateralized Mortgage Obligations	—	825,757,850	—	825,757,850
Commercial Mortgage-Backed Securities	—	441,559,270	—	441,559,270
Corporate Bonds	—	1,565,551,440	—	1,565,551,440
Convertible Preferred Stocks	80,916,338	—	—	80,916,338
Municipal Bonds	—	2,419,340	—	2,419,340
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,018,071	1,018,071
Multiperil – Massachusetts	—	—	2,003,334	2,003,334
Multiperil – U.S.	—	—	5,024,997	5,024,997
Multiperil – Worldwide	—	—	1,765,707	1,765,707
Windstorm – Florida	—	—	184,200	184,200
Windstorm – U.S	—	—	7,593	7,593
Windstorm – U.S. Regional	—	—	5,888,292	5,888,292
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,521,867	1,521,867
Multiperil – Worldwide	—	—	70,298,665	70,298,665
Industry Loss Warranties
Earthquakes - U.S.	—	—	2,899,788	2,899,788
All Other Insurance-Linked Securities	—	36,635,380	—	36,635,380
Foreign Government Bonds	—	26,550,463	—	26,550,463
U.S. Government and Agency Obligations	—	3,184,102,326	—	3,184,102,326
Open-End Fund	70,920,440	—	—	70,920,440
Total Investments in Securities	$151,836,778	$6,563,094,600	$90,612,514	$6,805,543,892
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(20,622,761)	$—	$—	$(20,622,761)
Swap contracts, at value	—	(32,385,008)	—	(32,385,008)
Total Other Financial Instruments	$(20,622,761)	$(32,385,008)	$—	$(53,007,769)
Pioneer Bond Fund |  | 3/31/2276

Schedule of Investments  |  3/31/22
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 6/30/21	$112,928,295
Realized gain (loss)	(177,579)
Changed in unrealized appreciation (depreciation)	(4,712,310)
Accrued discounts/premiums	(52,400,972)
Purchases	65,912,731
Sales	(30,937,651)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 3/31/22	$90,612,514
*	Transfers are calculated on the beginning of period values. During the nine months ended March 31, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2022:	$(3,691,976)
77Pioneer Bond Fund |  | 3/31/22